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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02729

                          Short-Term Investments Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)


      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 5/31/09

Item 1.  Schedule of Investments.

                             LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO
                          GOVERNMENT & AGENCY PORTFOLIO
                       GOVERNMANT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
                    Quarterly Schedule of Portfolio Holdings
                                  May 31, 2009

                         (INVESCO AIM LOGO APPEARS HERE)

invescoaim.com            STIT-QTR-1 05/09            Invesco Aim Advisors, Inc.

LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
COMMERCIAL PAPER-57.82%(a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-6.32%
   Amstel Funding Corp. (b)(c)                                             2.25%  06/08/09   $     164,000   $    163,928,250
   Amstel Funding Corp. (b)(c)                                             2.25%  07/28/09         113,978        113,571,954
   Amstel Funding Corp. (b)(c)                                             2.30%  08/11/09         250,000        248,865,972
   Amstel Funding Corp. (b)(c)                                             2.30%  08/17/09         175,000        174,139,097
   Atlantis One Funding Corp. (b)(c)                                       0.35%  08/17/09         160,000        159,880,222
   Atlantis One Funding Corp. (b)(c)                                       0.38%  08/17/09         200,000        199,837,444
   Atlantis One Funding Corp. (b)(c)                                       0.40%  08/12/09         331,000        330,735,200
   Atlantis One Funding Corp. (b)(c)                                       0.43%  08/05/09         150,000        149,883,542
   Atlantis One Funding Corp. (b)(c)                                       0.45%  08/03/09         150,000        149,881,875
   Atlantis One Funding Corp. (b)(c)                                       0.47%  07/20/09         100,000         99,936,028
                                                                                                             ----------------
                                                                                                                1,790,659,584
                                                                                                             ----------------
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-5.86%
   Amsterdam Funding Corp. (c)                                             0.32%  06/15/09          48,000         47,994,027
   Amsterdam Funding Corp. (c)                                             0.81%  07/01/09          98,000         97,933,850
   Barton Capital, LLC (c)                                                 0.30%  07/06/09          71,915         71,894,025
   Barton Capital, LLC (c)                                                 0.30%  07/09/09          68,020         67,998,460
   Barton Capital, LLC (c)                                                 0.42%  06/05/09         121,608        121,602,325
   Bryant Park Funding LLC (c)                                             0.25%  06/17/09         100,000         99,988,889
   Bryant Park Funding LLC (c)                                             0.25%  06/30/09         125,000        124,974,826
   Bryant Park Funding LLC (c)                                             0.40%  08/10/09          75,000         74,941,667
   Bryant Park Funding LLC (c)                                             0.40%  08/12/09          82,613         82,546,910
   Sheffield Receivables Corp. (c)                                         0.30%  06/10/09         125,000        124,990,625
   Sheffield Receivables Corp. (c)                                         0.34%  06/18/09         105,000        104,983,142
   Sheffield Receivables Corp. (c)                                         0.35%  06/09/09          65,000         64,994,944
   Sheffield Receivables Corp. (c)                                         0.35%  07/02/09          85,000         84,974,382
   Sheffield Receivables Corp. (c)                                         0.35%  08/07/09          50,000         49,967,431
   Sheffield Receivables Corp. (c)                                         0.35%  08/10/09          55,000         54,962,569
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                   0.28%  06/08/09         210,852        210,840,520
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                   0.55%  07/07/09         105,000        104,942,250
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                   0.90%  06/12/09          67,693         67,674,384
                                                                                                             ----------------
                                                                                                                1,658,205,226
                                                                                                             ----------------
ASSET-BACKED SECURITIES - FULLY BACKED-1.00%
   Straight-A Funding LLC (CEP-Federal Financing Bank) (c)                 0.32%  07/22/09         135,912        135,850,386
   Straight-A Funding LLC (CEP-Federal Financing Bank) (c)                 0.32%  07/24/09          75,000         74,964,667
   Straight-A Funding LLC (CEP-Federal Financing Bank) (c)                 0.39%  08/25/09          73,000         72,932,779
                                                                                                             ----------------
                                                                                                                  283,747,832
                                                                                                             ----------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-7.70%
   Concord Minutemen Capital Co., LLC
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.65%  07/01/09          95,000         94,948,542
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.75%  07/14/09         160,000        159,856,667
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.90%  07/01/09         100,000         99,925,000
   Crown Point Capital Co., LLC
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.60%  07/15/09         160,000        159,882,667
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.85%  07/07/09          50,000         49,957,500
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.85%  07/10/09         100,000         99,907,917
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)       0.90%  07/01/09         200,000        199,850,000
   Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank PLC) (b)(c)              0.61%  07/23/09         170,000        169,850,211

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-(CONTINUED)
   Lexington Parker Capital Co., LLC
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)                  0.75%  07/13/09   $      80,000   $     79,930,000
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)                  0.85%  07/07/09         100,000         99,915,000
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (c)                  0.95%  06/08/09          50,000         49,990,764
   Liberty Street Funding LLC
      (CEP-Bank of Nova Scotia) (b)(c)                                     0.43%  08/07/09         100,000         99,919,972
      (CEP-Bank of Nova Scotia) (b)(c)                                     0.45%  07/10/09          75,000         74,963,437
   Matchpoint Master Trust
      -Series A, (CEP-BNP Paribas) (b)(c)                                  0.30%  06/10/09          50,000         49,996,250
      -Series A, (CEP-BNP Paribas) (b)(c)                                  0.30%  06/11/09          60,000         59,995,000
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (c)                        0.27%  06/18/09          75,000         74,990,437
   Ticonderoga Funding LLC (CEP-Bank of America, N.A.) (c)                 0.29%  06/17/09          99,000         98,987,240
   Variable Funding Capital Co., LLC
      (CEP-Wells Fargo Bank, N.A.) (c)                                     0.25%  06/22/09          52,438         52,430,353
      (CEP-Wells Fargo Bank, N.A.) (c)                                     0.30%  07/17/09         165,000        164,936,750
      (CEP-Wells Fargo Bank, N.A.) (c)                                     0.35%  06/29/09         240,000        239,934,666
                                                                                                             ----------------
                                                                                                                2,180,168,373
                                                                                                             ----------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-8.65%
   Atlantic Asset Securitization, LLC (c)                                  0.40%  06/05/09         100,000         99,995,555
   Atlantic Asset Securitization, LLC (c)                                  0.44%  08/06/09          50,000         49,959,667
   Atlantic Asset Securitization, LLC (c)                                  0.45%  07/22/09         150,000        149,904,375
   Atlantic Asset Securitization, LLC (c)                                  0.45%  07/28/09         120,000        119,914,500
   Atlantic Asset Securitization, LLC (c)                                  0.50%  08/03/09         100,000         99,912,500
   Chariot Funding, LLC/Ltd. (c)                                           0.23%  06/22/09          51,013         51,006,156
   Falcon Asset Securitization Corp. (c)                                   0.35%  06/15/09          40,000         39,994,556
   Gemini Securitization Corp., LLC (c)                                    0.26%  06/25/09          50,016         50,007,331
   Gemini Securitization Corp., LLC (c)                                    0.32%  06/16/09         125,000        124,983,333
   Gemini Securitization Corp., LLC (c)                                    0.40%  07/09/09          65,056         65,028,532
   Gemini Securitization Corp., LLC (c)                                    0.40%  07/14/09         125,000        124,940,278
   Gemini Securitization Corp., LLC (c)                                    0.50%  08/05/09         166,000        165,850,139
   Gemini Securitization Corp., LLC (c)                                    0.50%  08/12/09         150,000        149,850,000
   Gemini Securitization Corp., LLC (c)                                    0.52%  07/27/09         125,000        124,898,889
   Gemini Securitization Corp., LLC (c)                                    0.85%  06/10/09         125,000        124,973,437
   Mont Blanc Capital Corp. (b)(c)                                         0.35%  06/10/09         150,000        149,986,875
   Regency Markets No. 1, LLC (b)(c)                                       0.31%  06/22/09          80,000         79,985,533
   Regency Markets No. 1, LLC (b)(c)                                       0.35%  06/10/09          69,943         69,936,880
   Regency Markets No. 1, LLC (b)(c)                                       0.35%  06/12/09         181,211        181,191,620
   Regency Markets No. 1, LLC (b)(c)                                       0.35%  06/15/09         102,051        102,037,110
   Regency Markets No. 1, LLC (b)(c)                                       0.38%  06/09/09          78,572         78,565,365
   Regency Markets No. 1, LLC (b)(c)                                       0.60%  07/15/09          31,248         31,225,085
   Tulip Funding Corp. (b)(c)                                              0.35%  06/05/09         214,866        214,857,644
                                                                                                             ----------------
                                                                                                                2,449,005,360
                                                                                                             ----------------
ASSET-BACKED SECURITIES - SECURITIES-3.70%
   Aspen Funding Corp. (c)                                                 0.90%  06/03/09         150,000        149,992,500
   Cancara Asset Securitisation Ltd./LLC (b)(c)                            0.85%  08/11/09         100,000         99,832,361
   Cancara Asset Securitisation Ltd./LLC (b)(c)                            0.87%  08/04/09         200,000        199,690,667
   Cancara Asset Securitisation Ltd./LLC (b)(c)                            0.90%  07/16/09         175,000        174,803,125
   Cancara Asset Securitisation Ltd./LLC (b)(c)                            0.94%  07/13/09          98,000         97,892,527
   Cancara Asset Securitisation Ltd./LLC (b)(c)                            0.95%  07/08/09         150,000        149,853,541
   Tempo Finance Ltd./Corp. (b)(c)                                         1.25%  07/01/09         175,000        174,817,708
                                                                                                             ----------------
                                                                                                                1,046,882,429
                                                                                                             ----------------
DIVERSIFIED BANKS-15.67%
   ABN-AMRO North America Finance Inc. (b)                                 0.49%  07/30/09         125,000        124,899,618
   ABN-AMRO North America Finance Inc. (b)                                 0.50%  07/24/09         198,000        197,854,250

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
DIVERSIFIED BANKS-(CONTINUED)
   ABN-AMRO North America Finance Inc. (b)                                 0.52%  07/23/09   $     200,000   $    199,849,778
   Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)                            1.02%  11/09/09         135,000        134,384,175
   Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)                            1.21%  10/14/09          50,000         49,773,125
   Banco Bilbao Vizcaya Argentaria, S.A. (b)(c)                            1.21%  10/15/09         125,000        124,428,611
   BNP Paribas Finance Inc. (b)                                            1.13%  10/15/09         175,000        174,252,944
   Calyon North America Inc. (b)                                           1.46%  08/18/09         100,000         99,683,667
   Calyon North America Inc. (b)                                           1.51%  09/11/09         100,000         99,572,167
   JPMorgan Chase Funding Inc. (c)                                         0.25%  07/20/09         200,000        199,931,945
   National Australia Funding Delaware Inc. (b)(c)                         0.44%  08/05/09         200,000        199,841,111
   National Australia Funding Delaware Inc. (b)(c)                         0.54%  07/09/09         265,000        264,848,950
   Rabobank USA Financial Corp. (b)                                        0.89%  09/21/09         145,000        144,598,511
   Royal Bank of Scotland PLC (b)                                          0.46%  07/20/09         200,000        199,874,778
   Royal Bank of Scotland PLC (b)                                          0.50%  07/31/09         217,000        216,819,167
   Royal Bank of Scotland PLC (b)                                          0.55%  07/29/09         250,000        249,778,472
   Santander Central Hispano Finance (Delaware) Inc. (b)                   0.25%  06/18/09         100,000         99,988,194
   Santander Central Hispano Finance (Delaware) Inc. (b)                   0.95%  08/27/09          91,500         91,289,931
   Santander Central Hispano Finance (Delaware) Inc. (b)                   1.10%  06/09/09          70,000         69,982,889
   Santander Central Hispano Finance (Delaware) Inc. (b)                   1.16%  08/27/09         200,000        199,439,333
   Societe Generale North America, Inc. (b)                                0.91%  07/27/09         140,000        139,801,822
   Societe Generale North America, Inc. (b)                                0.94%  08/06/09         100,000         99,827,667
   Societe Generale North America, Inc. (b)                                1.16%  07/08/09         100,000         99,880,778
   UBS Finance (Delaware) Inc. (b)                                         0.27%  06/17/09         175,000        174,979,000
   UBS Finance (Delaware) Inc. (b)                                         0.28%  06/22/09         230,000        229,962,433
   UBS Finance (Delaware) Inc. (b)                                         0.30%  06/17/09         350,000        349,953,333
   UBS Finance (Delaware) Inc. (b)                                         0.35%  06/11/09         200,000        199,980,556
                                                                                                             ----------------
                                                                                                                4,435,477,205
                                                                                                             ----------------
INDUSTRIAL CONGLOMERATES-0.71%
   General Electric Co.                                                    0.32%  06/23/09         200,000        199,960,889
                                                                                                             ----------------
LIFE & HEALTH INSURANCE-1.44%
   Metlife Short Term Funding, LLC (c)                                     0.60%  06/29/09          70,000         69,967,333
   Metlife Short Term Funding, LLC (c)                                     0.60%  07/02/09         200,000        199,896,667
   Metlife Short Term Funding, LLC (c)                                     1.05%  06/12/09         138,000        137,955,725
                                                                                                             ----------------
                                                                                                                  407,819,725
                                                                                                             ----------------
PACKAGED FOODS & MEATS-0.35%
   Nestle Capital Corp. (b)(c)                                             0.70%  10/06/09         100,000         99,753,056
                                                                                                             ----------------
REGIONAL BANKS-6.42%
   ANZ National (Int'l) Ltd. (b)(c)                                        0.75%  06/25/09         100,000         99,950,000
   Banque et Caisse d'Epargne de l'Etat (b)                                0.29%  07/17/09         193,000        192,928,483
   CBA (Delaware) Finance, Inc. (b)                                        0.35%  08/21/09         200,000        199,844,750
   CBA (Delaware) Finance, Inc. (b)                                        0.36%  08/18/09         100,000         99,922,000
   CBA (Delaware) Finance, Inc. (b)                                        0.43%  09/15/09         100,000         99,873,389
   CBA (Delaware) Finance, Inc. (b)                                        0.50%  07/17/09          53,685         53,650,701
   CBA (Delaware) Finance, Inc. (b)                                        0.63%  06/26/09         100,000         99,956,250
   CBA (Delaware) Finance, Inc. (b)                                        0.63%  06/29/09         150,000        149,926,500
   CBA (Delaware) Finance, Inc. (b)                                        0.74%  06/02/09          85,000         84,998,259
   CBA (Delaware) Finance, Inc. (b)                                        0.74%  06/04/09          63,000         62,996,128
   CBA (Delaware) Finance, Inc. (b)                                        0.74%  06/09/09         100,000         99,983,611
   CBA (Delaware) Finance, Inc. (b)                                        0.75%  06/09/09          72,496         72,483,917
   Nordea North America Inc. (b)                                           0.24%  06/12/09         150,000        149,989,000
   Nordea North America Inc. (b)                                           0.24%  06/18/09         200,000        199,977,333
   Westpac Banking Corp. (b)(c)                                            0.57%  08/28/09         150,000        149,791,000
                                                                                                             ----------------
                                                                                                                1,816,271,321
                                                                                                             ----------------
      Total Commercial Paper (Cost $16,367,951,000)                                                            16,367,951,000
                                                                                                             ----------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
CERTIFICATES OF DEPOSIT-29.71%
   Abbey National Treasury Services PLC (d)                                0.75%  07/15/09   $     100,000   $    100,001,136
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.01%  10/22/09         175,000        175,003,458
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.12%  08/19/09         100,000        100,002,182
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.16%  09/09/09         100,000        100,002,776
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.18%  09/04/09         100,000        100,002,623
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.25%  10/15/09          50,000         50,000,000
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.26%  09/14/09         150,000        150,004,347
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.48%  10/08/09         200,000        200,007,112
   Banco Bilbao Vizcaya Argentaria, S.A.                                   1.67%  06/18/09         150,000        150,000,702
   Bank of Nova Scotia                                                     0.67%  07/27/09         150,000        150,002,328
   Bank of Nova Scotia                                                     0.75%  06/24/09         100,000        100,000,637
   Bank of Nova Scotia                                                     0.76%  07/13/09         150,000        150,001,746
   BNP Paribas (United Kingdom) (b)                                        1.00%  07/13/09         100,000        100,001,161
   BNP Paribas                                                             1.08%  07/09/09          30,000         30,005,517
   BNP Paribas                                                             1.12%  10/14/09         100,000        100,000,000
   BNP Paribas (United Kingdom) (b)                                        1.20%  07/29/09         100,000        100,001,602
   BNP Paribas                                                             1.20%  08/19/09         100,000        100,000,000
   BNP Paribas                                                             1.21%  08/17/09         150,000        150,003,189
   BNP Paribas                                                             1.41%  09/14/09         100,000        100,002,895
   BNP Paribas                                                             1.74%  06/18/09         150,000        150,000,702
   Calyon                                                                  0.90%  07/14/09          50,000         50,000,595
   Calyon                                                                  1.12%  10/22/09         265,000        265,000,000
   Calyon                                                                  1.25%  06/08/09         200,000        200,000,000
   Calyon                                                                  1.40%  09/09/09          75,000         75,002,080
   Calyon                                                                  1.48%  08/26/09         100,000        100,113,815
   Caylon                                                                  1.30%  07/29/09         100,000        100,000,000
   Caylon                                                                  1.41%  08/11/09         200,000        200,003,916
   Caylon                                                                  1.84%  06/29/09         100,000        100,000,771
   Commonwealth Bank of Australia                                          0.61%  06/26/09         150,000        150,001,040
   Credit Suisse (d)                                                       1.64%  06/16/09          50,000         49,999,245
   Deutsche Bank AG                                                        0.44%  06/25/09         200,000        200,000,000
   Deutsche Bank AG                                                        0.48%  07/08/09         200,000        200,000,000
   Deutsche Bank AG                                                        0.54%  08/04/09         200,000        200,000,000
   Deutsche Bank AG                                                        0.62%  06/29/09         150,000        150,001,165
   Deutsche Bank AG                                                        0.62%  07/16/09         200,000        200,000,000
   Deutsche Bank AG (d)                                                    0.90%  08/21/09          99,158         99,261,602
   HSBC Bank PLC (United Kingdom) (b)                                      1.46%  10/09/09         100,000        100,003,572
   National Australia Bank Ltd.                                            0.51%  07/22/09         225,000        225,003,183
   Nordea Bank A.B.                                                        0.25%  06/18/09         200,000        200,000,000
   Rabobank Nederland                                                      0.90%  09/28/09         150,000        150,000,000
   Rabobank Nederland                                                      0.95%  08/19/09         150,000        150,003,276
   Rabobank Nederland                                                      0.95%  10/14/09         150,000        150,000,000
   Rabobank Nederland                                                      1.00%  09/14/09         200,000        200,000,000
   Rabobank Nederland (d)                                                  1.43%  03/12/10         200,000        200,000,000
   Royal Bank of Canada (d)                                                1.52%  12/16/09         150,000        150,000,000
   Royal Bank of Scotland PLC (d)                                          0.71%  08/06/09         250,000        250,000,000
   Societe Generale                                                        0.60%  09/11/09         150,000        150,000,000
   Societe Generale                                                        0.72%  08/24/09         100,000        100,000,000
   Societe Generale                                                        0.88%  08/20/09          75,000         75,000,000
   Societe Generale (United Kingdom) (b)                                   1.01%  08/28/09         150,000        150,003,653
   Societe Generale (d)(e)                                                 1.02%  04/05/10         200,000        200,000,000
   Societe Generale                                                        1.05%  07/06/09         175,000        175,000,000
   Svenska Handelsbanken A.B. (d)                                          1.01%  08/26/09         150,000        150,000,000
   Svenska Handelsbanken A.B. (d)                                          1.48%  07/08/09         100,000        100,000,000
   Toronto-Dominion Bank                                                   0.95%  09/30/09          75,000         75,002,508
   Toronto-Dominion Bank                                                   1.20%  11/16/09          75,000         75,000,000
   Toronto-Dominion Bank                                                   1.30%  12/16/09         100,000        100,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
CERTIFICATES OF DEPOSIT-(CONTINUED)
   Toronto-Dominion Bank                                                   1.40%  12/11/09   $     100,000   $    100,000,000
   Toronto-Dominion Bank                                                   1.47%  12/24/09          42,000         42,205,243
   Toronto-Dominion Bank                                                   1.51%  11/12/09          75,000         75,003,377
   Toronto-Dominion Bank                                                   1.85%  10/05/09         100,000        100,003,451
   Toronto-Dominion Bank                                                   1.90%  10/02/09         125,000        125,004,210
   Toronto-Dominion Bank                                                   2.05%  06/16/09         150,000        150,000,619
                                                                                                             ----------------
      Total Certificates of Deposit (Cost $8,411,661,434)                                                       8,411,661,434
                                                                                                             ----------------
VARIABLE RATE DEMAND NOTES-3.86%(e)
LETTER OF CREDIT ENHANCED-3.70%(f)
   A Mining Group, LLC; Series 2006, Incremental Taxable Bonds
      (LOC-Wells Fargo Bank, N.A.)                                         0.50%  06/01/29           3,100          3,100,000
   Arizona (State of) Healthcare Facilities Authority (Catholic
      Healthcare West Loan Program);
      Series 2008 A, RB (LOC-Bank of America, N.A.)                        0.28%  07/01/35          24,500         24,500,000
      Series 2008 B, RB (LOC-Bank of America, N.A.)                        0.25%  07/01/35          26,200         26,200,000
   Arlington (County of), Virginia (Ballston Public Parking); Series
      1984, RB (LOC-Bank of America, N.A.)                                 0.33%  08/01/17           6,875          6,875,000
   Atlanticare Health Services, Inc.; Series 2003, Taxable Bonds
      (LOC-Well Fargo Bank, N.A.)                                          0.50%  10/01/33             315            315,000
   Baltimore (County of), Maryland (Blue Circle Inc.); Series 1992,
      Ref. Economic Development RB (LOC-BNP Paribas) (b)                   0.35%  12/01/17           7,900          7,900,000
   Brooke (County of), West Virginia County Commission (Bethany
      College); Series 2008 A, Commercial Development RB (LOC-PNC
      Bank, N.A.)                                                          0.34%   12/01/37          4,050          4,050,000
   Bucks (County of), Pennsylvania Industrial Development Authority
      (Grand View Hospital); Series 2008 B, Hospital IDR
      (LOC-PNC Bank, N.A.)                                                 0.30%  07/01/39           8,850          8,850,000
   California (State of) Health Facilities Financing Authority
      (Catholic Healthcare West); Series 2008 B, RB (LOC-Bank
      of America, N.A.)                                                    0.20%  07/01/25          12,225         12,225,000
   Campbell (Town of), Wisconsin (Skipperliner Industries Inc.);
      Series 2000, IDR (LOC-U.S. Bank, N.A.) (g)                           0.50%  05/01/20           1,780          1,780,000
   Centerville (City of), Ohio (Bethany Lutheran Village Continuing
      Care Facility Expansion); Series 2007 B, Health Care
      RB (LOC-PNC Bank, N.A.)                                              0.34%  11/01/40          22,270         22,270,000
   Chatham Capital Corp.; Series 2000, Taxable Notes (LOC-JPMorgan
      Chase Bank, N.A.)                                                    0.50%  07/01/20           2,900          2,900,000
   Chester (County of), Pennsylvania Industrial Development
      Authority (Archdiocese of Philadelphia); Series 2001, IDR
      (LOC-Wells Fargo Bank, N.A.)                                         0.22%  07/01/31          40,700         40,700,000
   Connecticut (State of) Health & Educational Facilities Authority
      (Bradley Health Care, Inc.); Series 1997 B, RB
      (LOC-Bank of America, N.A.)                                          0.18%  07/01/29           9,450          9,450,000
   Dearborn (County of), Indiana (Dearborn County Hospital); Series
      2006, Economic Development RB (LOC-JPMorgan Chase
      Bank, N.A.)                                                          0.35%  04/01/36           3,425          3,425,000
   District of Columbia (Hogar Hispano, Inc.); Series 2005, RB
      (LOC-Bank of America, N.A.)                                          0.35%  03/01/30          16,205         16,205,000
   District of Columbia (John F. Kennedy Center for the Performing
      Arts); Series 2008, RB (LOC- Bank of America, N.A.)                  0.35%  10/01/29          11,535         11,535,000
   District of Columbia (Pooled Loan Program); Series 1998 A, RB
      (LOC-Bank of America, N.A.) (c)                                      0.35%  01/01/29           9,762          9,762,000
   Douglas (County of), Nebraska Hospital Authority No. 2 (Childrens
      Hospital Obligated Group); Series 2008 A, Ref.
      Health Facilities RB (LOC-U.S. Bank, N.A.)                           0.25%  08/15/32           5,000          5,000,000
   Franklin (County of), Ohio (U.S. Health Corp. of Columbus);
      Series 1996 A, Ref. Hospital Facilities & Improvement RB
      (LOC-U.S. Bank N.A.)                                                 0.22%  12/01/21           9,510          9,510,000
   Gillette (City of), Wyoming (Pacificorp); Series 1988, Ref. PCR
      (LOC-Barclays Bank PLC) (b)                                          0.35%  01/01/18          18,600         18,600,000
   Hannibal (City of), Missouri Industrial Development Authority
      (Hannibal Regional Hospital); Series 2007, Health
      Facilities IDR (LOC-Bank of America, N.A.)                           0.44%  08/01/27           8,000          8,000,000
   Harris (County of), Texas Cultural Education Facilities Finance
      Corp. (Memorial Hermann Healthcare System); Series
      2008 C, Ref. Hospital RB (LOC-Wells Fargo Bank, N.A.)                0.30%  06/01/24          25,000         25,000,000
   Illinois (State of) Development Finance Authority (Chicago
      Symphony Orchestra); Series 1999, RB (LOC-JPMorgan Chase
      Bank, N.A.)                                                          0.20%  12/01/33           6,000          6,000,000
   Illinois (State of) Development Finance Authority (Fenwick High
      School); Series 1997, RB (LOC-JPMorgan Chase Bank,
      N.A.)                                                                0.35%  03/01/32          10,800         10,800,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
LETTER OF CREDIT ENHANCED-(CONTINUED)
   Illinois (State of) Educational Facilities Authority (Field
      Museum of Natural History); Series 1998, RB (LOC-Bank of
      America, N.A.)                                                       0.30%  11/01/32   $      10,300   $     10,300,000
   Illinois (State of) Educational Facilities Authority (Museum of
      Science & Industry); Series 1992, RB (LOC-JPMorgan
      Chase Bank, N.A.)                                                    0.35%  10/01/26          14,600         14,600,000
   Illinois (State of) Finance Authority (Elmhurst College); Series
      2007, RB (LOC-Bank of America, N.A.)                                 0.35%  02/01/42          12,500         12,500,000
   Illinois (State of) Finance Authority (OSF Healthcare System);
      Series 2009 B, RB (LOC-PNC Bank, N.A.)                               0.30%  11/15/37           7,200          7,200,000
   Illinois (State of) Finance Authority (Sedgebrook, Inc.
      Facility); Series 2007 B, RB (LOC-Lloyds TSB Bank PLC) (b)           0.32%  11/01/42          12,850         12,850,000
   Illinois (State of) Health Facilities Authority (Peace Memorial
      Ministries); Series 2003 B, RB (LOC-Bank of America, N.A.)           0.37%  08/15/33           9,155          9,155,000
   Illinois (State of) Health Facilities Authority (Revolving Fund
      Pooled Financing Program);
      Series 1985 B, RB (LOC-Bank of America, N.A.)                        0.30%  08/01/20           8,000          8,000,000
      Series 1985 C, RB (LOC-JPMorgan Chase Bank, N.A.)                    0.35%  08/01/15          36,750         36,750,000
      Series 1985 D, RB (LOC-JPMorgan Chase Bank, N.A.)                    0.35%  08/01/15          15,550         15,550,000
   Independence (City of), Missouri Industrial Development Authority
      (The Groves & Graceland College Nursing Arts Center); Series
      1997 A, IDR (LOC-Bank of America, N.A.)                              0.35%  11/01/27          13,430         13,430,000
   Indiana (State of) Development Finance Authority (Indiana
      Historical Society, Inc.); Series 1997, Educational Facilities
      RB (LOC-JPMorgan Chase Bank, N.A.) (c)                               0.35%  08/01/31          14,900         14,900,000
   Indiana (State of) Finance Authority (Deaconess Health System,
      Inc. Obligated Group); Series 2009 B, Hospital RB
      (LOC-Bank of America, N.A.)                                          0.35%  03/01/39          40,000         40,000,000
   Indiana (State of) Health & Educational Facility Financing
      Authority (Howard Regional Health System); Series 2005,
      Hospital RB (LOC- Harris N.A.)                                       0.25%  01/01/35          10,000         10,000,000
   Iowa (State of) Higher Education Loan Authority (Luther College);
      Series 2008, Private College Facility RB
      (LOC-Harris N.A.)                                                    0.32%  12/01/38           2,500          2,500,000
   Jacksonville (City of), Florida Health Facilities Authority
      (University of Florida Jacksonville Physicians, Inc.);
      Series 2002, RB (LOC-Bank of America, N.A.)                          0.40%  06/01/22           9,735          9,735,000
   Lancaster (County of), Nebraska Hospital Authority No. 1
      (BryanLGH Medical Center); Series 2008 B-1, Ref. RB
      (LOC-U.S. Bank, N.A.)                                                0.25%  06/01/31           7,695          7,695,000
   Louisiana (State of) Public Facilities Authority (Dynamic Fuels,
      LLC); Series 2008, RB (LOC-JPMorgan Chase Bank, N.A.)                0.23%  10/01/33          15,000         15,000,000
   Louisiana (State of); Series 2009 A-1, Gasoline & Fuels Tax
      Second Lien RB (LOC-JPMorgan Chase Bank, N.A.)                       0.29%  05/01/43          20,000         20,000,000
   Lucas (County of), Ohio (ProMedica Healthcare System); Series
      2008 A, Hospital RB (LOC-UBS A.G.) (b)                               0.42%  11/15/34           2,000          2,000,000
   Maryland (State of) Health & Higher Educational Facilities
      Authority (University of Maryland Medical System); Series
      2007 B, RB (LOC-Bank of America, N.A.)                               0.30%  07/01/34          20,795         20,795,000
   Massachusetts (State of) Development Finance Agency (Clark
      University); Series 2008, RB (LOC-TD Bank, N.A.)                     0.20%  10/01/38          16,185         16,185,000
   Massachusetts (State of) Development Finance Agency (Hi-Tech Mold
      & Tool, Inc.); Series 1998, IDR (LOC-TD Bank, N.A.) (g)              0.62%  06/01/18           1,100          1,100,000
   Massachusetts (State of) Development Finance Agency (Justice
      Resource Institute, Inc.); Series 2008, RB (LOC-Bank of
      America, N.A.)                                                       0.30%  11/01/38           9,800          9,800,000
   Massachusetts (State of) Health & Educational Facilities
      Authority (Hillcrest Extended Care Services, Inc.); Series
      2001 A, RB (LOC-Bank of America, N.A.)                               0.30%  10/01/26          12,345         12,345,000
   Massachusetts (State of) Housing Finance Agency (Avalon at Crane
      Brook); Series 2006 A, Taxable RB (LOC-JPMorgan Chase Bank,
      N.A.)                                                                0.50%  04/01/36          21,375         21,375,000
   Michigan (State of) Strategic Fund (Evangelical Homes of
      Michigan); Series 2008, Limited Obligation RB (LOC-JPMorgan
      Chase Bank, N.A.)                                                    0.35%  05/01/37           9,800          9,800,000
   Middletown (City of), Ohio (Atrium Medical Center Obligated
      Group); Series 2008, Hospital Facilities RB (LOC-JPMorgan
      Chase Bank, N.A.)                                                    0.20%  11/15/39          15,000         15,000,000
   Mississippi (State of) Business Finance Corp. (CPX Gulfport ES
      OPAG, LLC); Series 2007 A, RB (LOC-Wells Fargo Bank,
      N.A.)                                                                0.39%  04/01/37          12,300         12,300,000
   Montgomery (County of), Pennsylvania Industrial Development
      Authority (Archdiocese of Philadelphia); Series 2008 A,
      IDR (LOC-PNC Bank, N.A.)                                             0.32%  11/01/38          13,500         13,500,000
   Moon (Township of), Pennsylvania Industrial Development Authority
      (Providence Point); Series 2007, First Mortgage IDR
      (LOC-Lloyds TSB Bank PLC) (b)                                        0.43%  07/01/38          49,070         49,070,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
LETTER OF CREDIT ENHANCED-(CONTINUED)
   New York (City of) Capital Resource Corp. (Loan Enhanced
      Assistance Program-Natural Resources Defense Council, Inc.);
      Series 2008 A, RB (LOC-Bank of America, N.A.)                        0.25%  03/01/38   $       8,615   $      8,615,000
   New York (City of) Housing Development Corp. (Hewitt House
      Apartments); Series 2008 A, Multi-Family Mortgage RB
      (LOC-Bank of America, N.A.)                                          0.25%  11/01/48           9,000          9,000,000
   New York (State of) Dormitory Authority (St. Johns University);
      Series 2008 B-2, RB (LOC-Bank of America, N.A.)                      0.20%  07/01/37           6,500          6,500,000
   Newport (City of), Kentucky (Kentucky League of Cities Funding
      Trust); Series 2002, Lease Program RB (LOC-U.S. Bank, N.A.)          0.34%  04/01/32           9,895          9,895,000
   Newport Beach (City of), California (Hoag Memorial Hospital
      Presbyterian); Series 2008 E, Ref. RB (LOC-Bank of
      America, N.A.)                                                       0.20%  12/01/40           6,800          6,800,000
   North Carolina (State of) Capital Facilities Agency (Saint Mary's
      School); Series 2006, RB (LOC-Wells Fargo Bank, N.A.)                0.35%  09/01/27          16,505         16,505,000
   North Texas Higher Education Authority, Inc.; Series 2007 B,
      Student Loan RB (LOC-Bank of America, N.A. & Lloyds TSB
      Bank PLC) (b)                                                        0.80%  12/01/46          49,600         49,600,000
   Northeastern Pennsylvania (Region of) Hospital & Education
      Authority (Commonwealth Medical College); Series 2009, RB
      (LOC-PNC Bank, N.A.)                                                 0.30%  09/01/34          11,425         11,425,000
   Richland (County of), Ohio (Wesleyan Senior Living Obligated
      Group); Series 2004 A, Ref. Health Care Facilities
      Taxable Convertible RB (LOC-JPMorgan Chase Bank, N.A.)               0.35%  11/01/27          15,575         15,575,000
   Saline (City of), Michigan Economic Development Corp.
      (Evangelical Homes of Michigan-Brecon Village); Series 1997,
      Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.)                0.35%  11/01/25           9,300          9,300,000
   South Carolina (State of) Jobs-Economic Development Authority
      (YMCA of Columbia, SC); Series 2006, RB (LOC-Bank of
      America, N.A.)                                                       0.35%  10/01/28           4,380          4,380,000
   South Dakota (State of) Health & Educational Facilities Authority
      (Regional Health, Inc.); Series 2008, RB (LOC-U.S.
      Bank, N.A.)                                                          0.25%  09/01/27           8,500          8,500,000
   South Fulton (Region of), Georgia Municipal Regional Water &
      Sewer Authority; Series 2007, RB (LOC-Bank of America, N.A.)         0.35%  01/01/33           7,300          7,300,000
   Southglenn Metropolitan District; Series 2007, Special RB
      (LOC-BNP Paribas) (b)                                                0.39%  12/01/30          17,125         17,125,000
   Tarrant (County of), Texas Cultural Education Facilities Finance
      Corp. (CHRISTUS Health); Series 2008 C-4, Ref. RB
      (LOC-Bank of America, N.A.)                                          0.35%  07/01/47          20,345         20,345,000
   University of Illinois Board of Trustees (UIC South Campus
      Development); Series 2008, Ref. RB (LOC-JPMorgan Chase
      Bank, N.A.)                                                          0.35%  01/15/22           9,500          9,500,000
   University of Virginia Real Estate Foundation; Series 2001,
      Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (c)                       0.50%  07/01/26          41,750         41,750,000
   Virginia (State of) Small Business Financing Authority (Hampton
      Roads Proton Beam Therapy Institute at Hampton
      University, LLC); Series 2008 A, RB (LOC-PNC Bank, N.A.)             0.34%  12/01/38          16,250         16,250,000
   Washington (State of) Housing Finance Commission (The Bush
      School); Series 2006, Nonprofit RB (LOC-Bank of America, N.A.)       0.33%  04/01/34          20,050         20,050,000
   Whittier (City of), California (Presbyterian Intercommunity
      Hospital, Inc.); Series 2009 C, Health Facility RB
      (LOC-U.S. Bank, N.A.)                                                0.15%  06/01/36          10,500         10,500,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Indian Community School of Milwaukee, Inc.); Series
      2007, RB (LOC-JPMorgan Chase Bank, N.A.)                             0.35%  12/01/36          11,000         11,000,000
                                                                                                             ----------------
                                                                                                                1,048,302,000
                                                                                                             ----------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.16%
   Delaware (County of), Pennsylvania Industrial Development
      Authority (Resource Recovery Facility);
      Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)         0.28%  12/01/31           7,640          7,640,000
      Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)         0.29%  12/01/31           8,375          8,375,000
      Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)         0.29%  12/01/31           8,235          8,235,000
      Series 1997 G, Ref. IDR (CEP-General Electric Capital Corp.)         0.29%  12/01/31           6,355          6,355,000
   New York (City of) Housing Development Corp. (155 West 21st
      Street Development); Series 2007 B, Taxable MFH Rental RB
      (CEP-Federal National Mortgage Association)                          0.45%  11/15/37             850            850,000
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge
      & Gardens at Reding Apartments); Series 2000, Ref.
      MFH RB (CEP-Federal National Mortgage Association)                   0.36%  07/15/30          10,620         10,620,000
   Palm Beach (County of), Florida Housing Finance Authority (Azalea
      Place Apartments); Series 1999 A, MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (c)(g)                        0.45%  12/01/32           3,000          3,000,000
                                                                                                                   45,075,000
                                                                                                             ----------------
      Total Variable Rate Demand Notes (Cost $1,093,377,000)                                                    1,093,377,000
                                                                                                             ----------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)             VALUE
                                                                       --------   --------   -------------   ----------------
MEDIUM-TERM NOTES-3.48%
   ING Bank N.V., Sr. Unsec. Floating Rate MTN (b)(c)(d)                   1.62%  09/16/09   $     100,000   $    100,000,000
   Procter & Gamble International Funding S.C.A., Sr. Unsec. Gtd.
      Floating Rate MTN (d)                                                1.22%  02/08/10          80,000         80,000,000
   Rabobank Nederland,
      Floating Rate MTN (b)(c)(d)                                          1.23%  05/19/10         104,700        104,990,497
      Sr. Unsec. Putable Floating Rate MTN (b)(c)(d)                       0.56%  07/22/09         150,000        150,000,000
   Royal Bank of Canada, Series C, Sr. Unsec. Floating Rate MTN (d)        1.33%  07/15/09         150,000        150,000,000
   Toyota Motor Credit Corp., Series B, Floating Rate MTN (d)              0.67%  08/03/09         150,000        150,000,000
   Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate MTN (d)                0.82%  09/08/09         250,000        250,000,000
                                                                                                             ----------------
      Total Medium-Term Notes (Cost $984,990,497)                                                                 984,990,497
                                                                                                             ----------------
TIME DEPOSITS-2.42%
   Danske Bank (United Kingdom) (b)                                        0.35%  06/02/09         300,000        300,000,000
   Rabobank Nederland (Cayman Islands) (b)                                 0.20%  06/01/09         150,000        150,000,000
   Royal Bank of Canada (Cayman Islands) (b)                               0.19%  06/01/09          86,154         86,153,440
   Societe Generale (Cayman Islands) (b)                                   0.19%  06/01/09         150,000        150,000,000
                                                                                                             ----------------
      Total Time Deposits (Cost $686,153,440)                                                                     686,153,440
                                                                                                             ----------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-1.70%
FEDERAL HOME LOAN BANK (FHLB)-0.99%
   Unsec. Floating Rate Bonds (d)                                          0.41%  05/12/10         130,000        130,000,000
   Unsec. Floating Rate Bonds (d)                                          0.33%  05/21/10         100,000        100,000,000
   Unsec. Floating Rate Bonds (d)                                          0.39%  06/01/10          50,000         50,000,000
                                                                                                             ----------------
                                                                                                                  280,000,000
                                                                                                             ----------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-0.71%
   Unsec. Floating Rate Global Notes (d)                                   1.04%  07/12/10         100,000        100,000,000
   Unsec. Floating Rate MTN (d)                                            0.54%  01/08/10         100,000        100,000,000
                                                                                                             ----------------
                                                                                                                  200,000,000
                                                                                                             ----------------
      Total U.S. Government Sponsored Agency Securities (Cost
         $480,000,000)                                                                                            480,000,000
                                                                                                             ----------------
FUNDING AGREEMENT-0.35%
   MetLife Insurance Co. of Connecticut, Floating Rate (Acquired
      08/27/07; Cost $100,000,000) (c)(d)                                  1.11%  09/25/09         100,000        100,000,000
                                                                                                             ----------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-99.34% (Cost
   $28,124,133,371)                                                                                            28,124,133,371
                                                                                                             ----------------

                                                                                               REPURCHASE
                                                                                                 AMOUNT
                                                                                             -------------
   REPURCHASE AGREEMENTS-1.96%(h)
   BNP Paribas Securities Corp., Joint agreement dated 05/29/09, aggregate maturing value $150,005,250 (collateralized
      by Corporate obligations valued at $157,500,000; 0%-6.50%,
      11/25/35-08/27/37) (b)                                               0.42%  06/01/09      69,526,445         69,524,012
   Deutsche Bank Securities Inc., Joint agreement dated 05/29/09, aggregate maturing value $1,520,714,119 (collateralized by
      U.S. Government sponsored agency obligations valued at
      $1,551,108,860; 3.15%-4.88%, 11/27/13-01/15/14)                      0.18%  06/01/09     485,415,293        485,408,012
      Total Repurchase Agreements (Cost $554,932,024)                                                             554,932,024
                                                                                                             ----------------
TOTAL INVESTMENTS(i)(j)-101.30% (Cost $28,679,065,395)                                                         28,679,065,395
                                                                                                             ----------------
OTHER ASSETS LESS LIABILITIES-(1.30)%                                                                            (367,482,229)
                                                                                                             ----------------
NET ASSETS-100.00%                                                                                           $ 28,311,583,166
                                                                                                             ----------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

Investment Abbreviations:

CEP    --  Credit Enhancement Provider
Gtd.   --  Guaranteed
IDR    --  Industrial Development Revenue Bonds
LOC    --  Letter of Credit
MFH    --  Multi-Family Housing
MTN    --  Medium-Term Notes
PCR    --  Pollution Control Revenue Bonds
RB     --  Revenue Bonds
Ref.   --  Refunding
Sr.    --  Senior
Unsec. --  Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 13.68%; Netherlands: 10.00%; Australia: 6.14%; other countries less than 5% each: 13.59%.

(c) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $11,663,592,999, which represented 41.20% of the Fund's Net Assets.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)  Security subject to the alternative minimum tax.

(h)  Principal amount equals value at period end. See Note 1F.

(i)  Also represents cost for federal income tax purposes.

(j) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)            VALUE
                                                                       --------   --------   -------------   --------------
COMMERCIAL PAPER-95.47%(a)
ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-0.70%
   Edison Asset Securitization, LLC (b)                                    0.38%  06/19/09   $      44,785   $   44,776,491
ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-25.58%
   Amsterdam Funding Corp. (b)                                             0.30%  06/16/09          64,000       63,992,000
   Amsterdam Funding Corp. (b)                                             0.39%  06/29/09         125,000      124,962,083
   Barton Capital, LLC (b)                                                 0.40%  06/15/09          63,000       62,990,200
   Barton Capital, LLC (b)                                                 0.42%  06/04/09          66,018       66,015,690
   Barton Capital, LLC (b)                                                 0.45%  06/02/09         102,087      102,085,724
   Old Line Funding, LLC (b)                                               0.25%  06/25/09          94,000       93,984,333
   Old Line Funding, LLC (b)                                               0.30%  06/11/09          50,000       49,995,833
   Old Line Funding, LLC (b)                                               0.31%  07/06/09          65,000       64,980,410
   Old Line Funding, LLC (b)                                               0.38%  06/26/09         119,590      119,558,442
   Park Avenue Receivables Co., LLC (b)                                    0.23%  06/24/09          60,000       59,991,183
   Park Avenue Receivables Co., LLC (b)                                    0.35%  06/15/09          51,000       50,993,058
   Park Avenue Receivables Co., LLC (b)                                    0.35%  06/18/09          50,033       50,024,731
   Park Avenue Receivables Co., LLC (b)                                    0.40%  06/05/09          75,000       74,996,667
   Ranger Funding Co., LLC (b)                                             0.32%  07/22/09          49,000       48,977,787
   Sheffield Receivables Corp. (b)                                         0.24%  06/24/09          50,000       49,992,333
   Sheffield Receivables Corp. (b)                                         0.25%  06/23/09          50,000       49,992,361
   Sheffield Receivables Corp. (b)                                         0.30%  06/11/09          49,000       48,995,917
   Sheffield Receivables Corp. (b)                                         0.30%  06/16/09         100,000       99,987,500
   Sheffield Receivables Corp. (b)                                         0.34%  06/11/09          75,000       74,992,917
   Thunder Bay Funding, LLC (b)                                            0.25%  06/19/09          21,000       20,997,375
   Thunder Bay Funding, LLC (b)                                            0.28%  06/22/09          77,760       77,747,299
   Thunder Bay Funding, LLC (b)                                            0.30%  06/10/09          80,000       79,994,000
   Thunder Bay Funding, LLC (b)                                            0.30%  06/11/09          50,000       49,995,833
   Thunder Bay Funding, LLC (b)                                            0.40%  06/16/09          48,552       48,543,908
                                                                                                             --------------
                                                                                                              1,634,787,584
                                                                                                             --------------
ASSET-BACKED SECURITIES - FULLY BACKED-5.08%
   Straight-A Funding LLC (CEP-Federal Financing Bank) (b)                 0.32%  07/24/09         125,000      124,941,111
   Straight-A Funding LLC (CEP-Federal Financing Bank) (b)                 0.35%  07/10/09          75,000       74,971,562
   Straight-A Funding LLC (CEP-Federal Financing Bank) (b)                 0.43%  07/08/09          50,000       49,977,903
   Straight-A Funding LLC (CEP-Federal Financing Bank) (b)                 0.43%  07/10/09          75,000       74,965,063
                                                                                                             --------------
                                                                                                                324,855,639
                                                                                                             --------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-17.20%
   Concord Minutemen Capital Co., LLC -Series A, (Multi
      CEP's-Liberty Hampshire Co., LLC; agent) (b)                         0.85%  07/01/09         228,000      227,838,500
   Crown Point Capital Co., LLC
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)       0.60%  07/20/09         100,000       99,918,333
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)       0.85%  07/06/09          90,000       89,925,625
      -Series A, (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)       0.85%  07/07/09          50,000       49,957,500
   Legacy Capital Co., LLC -Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                 1.05%  06/12/09          40,000       39,987,167
   Lexington Parker Capital Co., LLC
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)                  0.85%  07/07/09         125,000      124,893,750
      (Multi CEP's-Liberty Hampshire Co., LLC; agent) (b)                  1.05%  06/12/09          85,000       84,972,729
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)                        0.27%  06/09/09          46,803       46,800,192
   Variable Funding Capital Co., LLC
      (CEP-Wells Fargo Bank, N.A.) (b)                                     0.30%  07/17/09          35,000       34,986,583
      (CEP-Wells Fargo Bank, N.A.) (b)                                     0.35%  07/02/09         100,000       99,969,861
      (CEP-Wells Fargo Bank, N.A.) (b)                                     0.37%  06/16/09          50,000       49,992,292
      (CEP-Wells Fargo Bank, N.A.) (b)                                     0.40%  06/08/09         150,000      149,988,333
                                                                                                             --------------
                                                                                                              1,099,230,865
                                                                                                             --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY      AMOUNT
                                                                         RATE       DATE         (000)            VALUE
                                                                       --------   --------   -------------   --------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-21.67%
   Atlantic Asset Securitization, LLC (b)                                  0.40%  06/03/09   $     166,800   $  166,796,293
   Atlantic Asset Securitization, LLC (b)                                  0.40%  06/08/09         150,000      149,988,333
   Chariot Funding, LLC/Ltd. (b)                                           0.25%  06/12/09         153,031      153,019,310
   Charta LLC (b)                                                          0.25%  06/23/09         139,000      138,978,764
   Charta LLC (b)                                                          0.27%  06/25/09         100,000       99,982,000
   CRC Funding LLC (b)                                                     0.25%  06/22/09         120,000      119,982,500
   Falcon Asset Securitization Corp. (b)                                   0.27%  07/17/09          51,027       51,009,396
   Falcon Asset Securitization Corp. (b)                                   0.30%  07/10/09          50,000       49,983,750
   Falcon Asset Securitization Corp. (b)                                   0.30%  07/15/09         100,000       99,963,334
   Falcon Asset Securitization Corp. (b)                                   0.32%  07/06/09          80,000       79,975,111
   Falcon Asset Securitization Corp. (b)                                   0.35%  06/15/09          25,017       25,013,595
   Gemini Securitization Corp., LLC (b)                                    0.32%  06/01/09         100,000      100,000,000
   Gemini Securitization Corp., LLC (b)                                    0.42%  06/26/09          75,057       75,035,108
   Gemini Securitization Corp., LLC (b)                                    0.43%  06/23/09          75,057       75,037,277
                                                                                                             --------------
                                                                                                              1,384,764,771
                                                                                                             --------------
ASSET-BACKED SECURITIES - SECURITIES-5.13%
   Aspen Funding Corp. (b)                                                 0.37%  06/08/09          80,000       79,994,244
   Newport Funding Corp. (b)                                               0.30%  06/08/09          75,019       75,014,624
   Newport Funding Corp. (b)                                               0.34%  07/07/09          50,000       49,983,000
   Newport Funding Corp. (b)                                               0.40%  06/08/09          75,000       74,994,167
   Newport Funding Corp. (b)                                               0.42%  06/22/09          48,000       47,988,240
                                                                                                             --------------
                                                                                                                327,974,275
                                                                                                             --------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES-4.46%
   Market Street Funding LLC (b)                                           0.30%  06/09/09          45,000       44,997,000
   Market Street Funding LLC (b)                                           0.40%  06/15/09         120,000      119,981,333
   Market Street Funding LLC (b)                                           0.40%  06/19/09          70,051       70,036,990
   Market Street Funding LLC (b)                                           0.43%  06/26/09          50,039       50,024,058
                                                                                                             --------------
                                                                                                                285,039,381
                                                                                                             --------------
CONSUMER FINANCE-3.91%
   Toyota Motor Credit Corp.                                               0.25%  06/19/09         100,000       99,987,500
   Toyota Motor Credit Corp.                                               0.30%  06/12/09         150,000      149,986,250
                                                                                                             --------------
                                                                                                                249,973,750
                                                                                                             --------------
INDUSTRIAL CONGLOMERATES-3.68%
   General Electric Co.                                                    0.33%  06/26/09         135,000      134,969,063
   General Electric Co.                                                    0.43%  06/12/09         100,000       99,986,861
                                                                                                             --------------
                                                                                                                234,955,924
                                                                                                             --------------
INTEGRATED OIL & GAS-1.49%
   Chevron Corp.                                                           0.22%  06/29/09          95,000       94,983,744
LIFE & HEALTH INSURANCE-5.01%
   Metlife Short Term Funding, LLC (b)                                     0.60%  06/29/09         180,000      179,916,000
   Metlife Short Term Funding, LLC (b)                                     0.85%  06/02/09          90,000       89,997,875
   Metlife Short Term Funding, LLC (b)                                     1.05%  06/12/09          50,000       49,983,958
                                                                                                             --------------
                                                                                                                319,897,833
                                                                                                             --------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.56%
   General Electric Capital Services Inc.                                  0.28%  07/17/09         100,000       99,964,222
                                                                                                             --------------
      Total Commercial Paper (Cost $6,101,204,479)                                                            6,101,204,479
                                                                                                             --------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-95.47%
   (Cost $6,101,204,479)                                                                                      6,101,204,479
                                                                                                             ==============

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO

                                                                       INTEREST   MATURITY     REPURCHASE
                                                                         RATE       DATE         AMOUNT           VALUE
                                                                       --------   --------   -------------   --------------
REPURCHASE AGREEMENTS-4.55%(C)
   Deutsche Bank Securities Inc., Joint agreement dated 05/29/09, aggregate maturing value $1,520,714,119 (collateralized by
      U.S. Government sponsored agency obligations valued at
      $1,551,108,860; 3.15%-4.88%, 11/27/13-01/15/14)                      0.18%  06/01/09   $ 185,286,076   $  185,283,297
   RBC Capital Markets Corp., Joint agreement dated 05/29/09, aggregate maturing value $200,003,333 (collateralized by
      U.S. Government sponsored agency obligations valued at
      $204,000,000; 4.91%-6.50%, 01/01/21-05/20/39)                        0.20%  06/01/09     105,230,745      105,228,991
                                                                                                             --------------
      Total Repurchase Agreements (Cost $290,512,288)                                                           290,512,288
                                                                                                             --------------
TOTAL INVESTMENTS(d)(e)-100.02% (Cost $6,391,716,767)                                                         6,391,716,767
                                                                                                             --------------
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                                            (1,387,430)
                                                                                                             --------------
NET ASSETS-100.00%                                                                                           $6,390,329,337
                                                                                                             ==============

Investment Abbreviations:

CEP -- Credit Enhancement Provider

Notes to Schedule of Investments:

(a) Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $5,421,326,839, which represented 84.84% of the Fund's Net Assets.

(c)   Principal amount equals value at period end. See Note 1F.

(d)  Also represents cost for federal income tax purposes.

(e) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                          Percentage
--------                          ----------
General Electric Co.                 5.2%
Wells Fargo Bank, N.A.               5.2
Old Line Funding, LLC                5.1
Straight-A Funding LLC               5.1
Sheffield Receivables Corp.          5.1
Metlife Short Term Funding, LLC      5.0
                                     ---

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
U.S. TREASURY BILLS-42.45%(a)
   U.S. Treasury Bills                                                               0.63%    06/04/09    $250,000   $  249,986,875
   U.S. Treasury Bills                                                               1.15%    06/04/09     100,000       99,990,417
   U.S. Treasury Bills                                                               1.17%    06/04/09     150,000      149,985,381
   U.S. Treasury Bills                                                               0.20%    06/11/09     250,000      249,986,111
   U.S. Treasury Bills                                                               0.22%    06/11/09     200,000      199,987,778
   U.S. Treasury Bills                                                               0.30%    06/11/09     200,000      199,983,333
   U.S. Treasury Bills                                                               0.27%    07/02/09     200,000      199,952,639
   U.S. Treasury Bills                                                               0.51%    07/02/09     150,000      149,934,125
   U.S. Treasury Bills                                                               0.71%    07/02/09     250,000      249,846,184
   U.S. Treasury Bills                                                               0.73%    07/02/09     150,000      149,905,708
   U.S. Treasury Bills                                                               0.95%    07/02/09     150,000      149,877,356
   U.S. Treasury Bills                                                               1.00%    07/02/09     250,000      249,784,830
   U.S. Treasury Bills                                                               1.33%    07/02/09     100,000       99,885,472
   U.S. Treasury Bills                                                               0.27%    07/09/09     100,000       99,971,025
   U.S. Treasury Bills                                                               0.28%    07/09/09      50,000       49,985,222
   U.S. Treasury Bills                                                               0.32%    07/09/09     400,000      399,867,000
   U.S. Treasury Bills                                                               0.21%    07/16/09     250,000      249,934,531
   U.S. Treasury Bills                                                               0.28%    07/16/09     200,000      199,928,750
   U.S. Treasury Bills                                                               0.32%    07/30/09     250,000      249,868,889
   U.S. Treasury Bills                                                               0.35%    07/30/09     100,000       99,943,458
   U.S. Treasury Bills                                                               1.44%    07/30/09     150,000      149,646,000
   U.S. Treasury Bills                                                               0.19%    08/06/09     300,000      299,898,250
   U.S. Treasury Bills                                                               0.24%    08/06/09     230,000      229,896,692
   U.S. Treasury Bills                                                               0.20%    08/13/09     200,000      199,920,917
   U.S. Treasury Bills                                                               0.18%    08/20/09     200,000      199,919,111
   U.S. Treasury Bills                                                               0.18%    08/20/09     180,000      179,926,200
   U.S. Treasury Bills                                                               0.50%    08/27/09     205,000      204,752,292
   U.S. Treasury Bills                                                               0.50%    08/27/09     180,000      179,780,543
   U.S. Treasury Bills                                                               0.31%    09/03/09     326,000      325,731,865
   U.S. Treasury Bills                                                               0.34%    09/10/09     150,000      149,856,917
   U.S. Treasury Bills                                                               0.36%    09/10/09     250,000      249,751,007
   U.S. Treasury Bills                                                               0.20%    10/01/09     250,000      249,830,556
   U.S. Treasury Bills                                                               0.30%    10/01/09     250,000      249,742,021
   U.S. Treasury Bills                                                               0.32%    10/08/09     250,000      249,708,854
   U.S. Treasury Bills                                                               0.42%    10/08/09     250,000      249,628,229
   U.S. Treasury Bills                                                               0.24%    10/15/09     325,000      324,705,333
   U.S. Treasury Bills                                                               0.26%    10/15/09     200,000      199,807,333
   U.S. Treasury Bills                                                               0.27%    10/15/09      75,000       74,924,917
   U.S. Treasury Bills                                                               0.33%    10/22/09     142,700      142,512,944
   U.S. Treasury Bills                                                               0.50%    10/22/09     250,000      249,503,472
   U.S. Treasury Bills                                                               0.52%    10/22/09     150,000      149,690,167
   U.S. Treasury Bills                                                               0.30%    11/05/09     250,000      249,678,368
   U.S. Treasury Bills                                                               0.30%    11/05/09     150,000      149,800,479
   U.S. Treasury Bills                                                               0.31%    11/05/09     165,000      164,776,929
   U.S. Treasury Bills                                                               0.26%    11/12/09     400,000      399,517,111
   U.S. Treasury Bills                                                               0.30%    11/12/09     250,000      249,652,639
   U.S. Treasury Bills                                                               0.29%    11/19/09     150,000      149,793,375
   U.S. Treasury Bills                                                               0.51%    04/01/10     150,000      149,354,000
                                                                                                                     --------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-42.45% (Cost $9,770,311,605)                                      9,770,311,605
                                                                                                                     --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                                          INTEREST   MATURITY     REPURCHASE
                                                                            RATE       DATE         AMOUNT            VALUE
                                                                          --------   --------   --------------   ---------------
REPURCHASE AGREEMENTS-57.57%(b)
   Banc of America Securities LLC, Agreement dated 05/29/09, maturing value $160,002,000 (collateralized by a U.S. Treasury obligation
      valued at $163,200,070; 0%, 04/01/10)                                 0.15%    06/01/09   $  160,002,000   $   160,000,000
   Barclays Capital Inc., Joint agreement dated 05/29/09, aggregate maturing value $2,927,395,537 (collateralized by U.S. Treasury obligations valued at $2,985,901,222; 0.88%-7.13%,
      11/15/09-04/15/28)                                                    0.17%    06/01/09    2,302,967,735     2,302,935,110
   BMO Capital Markets Corp., Agreement dated 05/29/09, maturing value
      $25,000,375 (collateralized by U.S. Treasury obligations valued
      at $25,500,040; 0%-6.38%, 06/11/09-05/15/39)                          0.18%    06/01/09       25,000,375        25,000,000
   BNP Paribas Securities Corp., Agreement dated 05/07/09, maturing value $450,080,000 (collateralized by U.S. Treasury obligations
      valued at $459,000,106; 1.25%-3.63%, 04/15/11-04/15/28)               0.20%    06/08/09      450,080,000       450,000,000
   BNP Paribas Securities Corp., Agreement dated 05/29/09, maturing value $2,960,044,400 (collateralized by U.S. Treasury obligations
      valued at $3,019,200,032; 0%-4.88%, 07/15/09-02/15/39)                0.18%    06/01/09    2,960,044,400     2,960,000,000
   CIBC World Markets Corp., Agreement dated 05/29/09, maturing value
      $100,001,500 (collateralized by U.S. Treasury obligations valued
      at $102,002,426; 0%-8.88%, 10/08/09-02/15/39)                         0.18%    06/01/09      100,001,500       100,000,000
   Credit Suisse Securities (USA) LLC, Agreement dated 05/07/09, maturing value $500,093,333 (collateralized by U.S. Treasury obligations valued at $510,001,470; 6.00%-11.25%,
      08/15/09-02/15/32)                                                    0.21%    06/08/09      500,093,333       500,000,000
   Credit Suisse Securities (USA) LLC, Agreement dated 05/13/09, maturing value $250,045,833 (collateralized by U.S. Treasury obligations valued at $255,001,329; 6.13%-6.50%,
      11/15/26-05/15/30)                                                    0.20%    06/15/09      250,045,833       250,000,000
   Credit Suisse Securities (USA) LLC, Agreement dated 05/29/09, maturing value $500,007,083 (collateralized by a U.S. Treasury
      obligation valued at $510,003,709; 0.88%, 03/31/11)                   0.17%    06/01/09      500,007,083       500,000,000
   Deutsche Bank Securities Inc., Agreement dated 05/29/09, maturing value $500,080,000 (collateralized by a U.S. Treasury obligation
      valued at $510,000,059; 1.13%, 01/15/12)                              0.18%    06/30/09      500,080,000       500,000,000
   Deutsche Bank Securities Inc., Agreement dated 05/29/09, maturing value $750,010,625 (collateralized by U.S. Treasury obligations
      valued at $765,000,013; 1.75%-8.75%, 11/15/11-05/15/39)               0.17%    06/01/09      750,010,625       750,000,000
   Greenwich Capital Markets, Inc., Agreement dated 05/29/09, maturing value $750,011,250 (collateralized by U.S. Treasury obligations
      valued at $765,003,662; 1.38%-4.50%, 07/31/10-01/15/18)               0.18%    06/01/09      750,011,250       750,000,000
   HSBC Securities (USA) Inc., Agreement dated 05/29/09, maturing value
      $1,000,014,167 (collateralized by U.S. Treasury obligations
      valued at $1,020,000,910; 0%-7.25%, 11/15/09-04/15/32)                0.17%    06/01/09    1,000,014,167     1,000,000,000
   JPMorgan Securities Inc., Agreement dated 05/29/09, maturing value
      $2,000,028,333 (collateralized by U.S. Treasury obligations
      valued at $2,040,001,940; 0.88%-4.50%, 06/30/10-11/15/18)             0.17%    06/01/09    2,000,028,333     2,000,000,000
   Societe Generale, Agreement dated 05/29/09, maturing value
      $1,000,014,167 (collateralized by U.S. Treasury obligations
      valued at $1,020,000,003; 0%-11.25%, 06/18/09-02/15/26)               0.17%    06/01/09    1,000,014,167     1,000,000,000
                                                                                                                 ---------------
      Total Repurchase Agreements (Cost $13,247,935,110)                                                          13,247,935,110
                                                                                                                 ---------------
TOTAL INVESTMENTS(c)-100.02% (Cost $23,018,246,715)                                                               23,018,246,715
                                                                                                                 ---------------
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                                                 (3,987,890)
                                                                                                                 ---------------
NET ASSETS-100.00%                                                                                               $23,014,258,825
                                                                                                                 ---------------

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Principal amount equals value at period end. See Note 1F.

(c)   Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                                PRINCIPAL
                                                                       INTEREST   MATURITY        AMOUNT
                                                                         RATE       DATE          (000)             VALUE
                                                                       --------   --------   --------------   ---------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-40.75%
FEDERAL FARM CREDIT BANK (FFCB)-3.02%
      Disc. Notes (a)                                                      0.50%  03/30/10   $       60,000   $    59,748,333
      Floating Rate Bonds (b)                                              0.42%  08/28/09           40,000        40,000,000
      Floating Rate Bonds (b)                                              1.13%  09/22/09           25,000        25,000,000
      Floating Rate Bonds (b)                                              1.25%  11/12/09          125,000       125,000,000
      Floating Rate Bonds (b)                                              1.10%  11/20/09           50,000        50,000,000
      Floating Rate Bonds (b)                                              0.36%  12/21/09          150,000       149,190,160
      Floating Rate Bonds (b)                                              0.67%  12/21/09           75,000        75,000,000
                                                                                                              ---------------
                                                                                                                  523,938,493
                                                                                                              ---------------
FEDERAL HOME LOAN BANK (FHLB)-17.20%
      Unsec. Bonds                                                         0.45%  11/24/09           40,000        40,000,000
      Unsec. Bonds                                                         0.50%  02/08/10           90,000        89,968,363
      Unsec. Bonds                                                         0.92%  04/09/10           60,000        60,210,199
      Unsec. Disc. Notes (a)                                               0.08%  06/01/09            6,500         6,500,000
      Unsec. Disc. Notes (a)                                               0.37%  06/09/09           50,000        49,995,889
      Unsec. Disc. Notes (a)                                               0.25%  06/12/09          100,000        99,992,361
      Unsec. Disc. Notes (a)                                               0.32%  06/12/09          225,000       224,978,000
      Unsec. Disc. Notes (a)                                               0.48%  06/19/09           39,380        39,370,549
      Unsec. Disc. Notes (a)                                               0.40%  06/22/09          136,291       136,259,199
      Unsec. Disc. Notes (a)                                               0.23%  06/26/09           75,100        75,088,005
      Unsec. Disc. Notes (a)                                               0.40%  06/29/09           50,000        49,984,444
      Unsec. Disc. Notes (a)                                               0.40%  07/08/09           50,000        49,979,444
      Unsec. Disc. Notes (a)                                               0.34%  08/03/09          175,000       174,895,875
      Unsec. Disc. Notes (a)                                               0.20%  08/12/09          165,000       164,934,000
      Unsec. Disc. Notes (a)                                               0.66%  09/10/09           75,000        74,861,125
      Unsec. Disc. Notes (a)                                               0.64%  10/07/09          100,000        99,772,445
      Unsec. Disc. Notes (a)                                               0.55%  10/09/09           50,000        49,900,694
      Unsec. Disc. Notes (a)                                               0.35%  10/16/09           70,000        69,906,764
      Unsec. Disc. Notes (a)                                               0.55%  11/19/09           50,000        49,869,375
      Unsec. Disc. Notes (a)                                               0.53%  12/07/09          140,000       139,610,450
      Unsec. Disc. Notes (a)                                               0.80%  12/08/09           50,000        49,788,889
      Unsec. Disc. Notes (a)                                               0.80%  12/09/09           50,000        49,787,778
      Unsec. Disc. Notes (a)                                               0.80%  12/11/09           65,000        64,721,222
      Unsec. Disc. Notes (a)                                               1.04%  03/03/10           50,000        49,602,778
      Unsec. Floating Rate Bonds (b)                                       0.85%  06/10/09           75,000        75,000,000
      Unsec. Floating Rate Bonds (b)                                       0.31%  07/07/09          100,000        99,991,111
      Unsec. Floating Rate Bonds (b)                                       0.98%  11/18/09           75,000        75,000,000
      Unsec. Floating Rate Bonds (b)                                       0.53%  01/19/10           75,000        75,000,000
      Unsec. Floating Rate Bonds (b)                                       0.67%  02/04/10          100,000       100,000,000
      Unsec. Floating Rate Bonds (b)                                       0.81%  02/26/10          125,000       124,987,798
      Unsec. Floating Rate Bonds (b)                                       0.85%  03/19/10          150,000       149,975,825
      Unsec. Floating Rate Global Bonds (b)                                1.29%  09/10/09           80,000        80,000,000
      Unsec. Floating Rate Global Bonds (b)                                0.48%  11/23/09           50,000        50,101,402
      Unsec. Floating Rate Global Bonds (b)                                0.22%  12/23/09           50,000        49,965,889
      Unsec. Floating Rate Global Bonds (b)                                0.24%  12/28/09          100,000        99,983,308
      Unsec. Global Bonds                                                  2.56%  08/04/09           45,000        45,157,074
                                                                                                              ---------------
                                                                                                                2,985,140,255
                                                                                                              ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO

                                                                                                PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE          (000)            VALUE
                                                                       --------   --------   --------------   ---------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-15.07%
      Unsec. Disc. Notes (a)                                               0.92%  06/01/09   $       22,145   $    22,145,000
      Unsec. Disc. Notes (a)                                               0.46%  06/09/09          100,000        99,989,778
      Unsec. Disc. Notes (a)                                               0.46%  06/15/09           50,000        49,991,056
      Unsec. Disc. Notes (a)                                               0.46%  06/19/09          100,000        99,977,000
      Unsec. Disc. Notes (a)                                               0.51%  06/23/09           93,500        93,470,859
      Unsec. Disc. Notes (a)                                               2.05%  06/23/09           50,000        49,937,361
      Unsec. Disc. Notes (a)                                               0.45%  06/30/09           80,000        79,971,000
      Unsec. Disc. Notes (a)                                               0.41%  07/01/09           48,500        48,483,429
      Unsec. Disc. Notes (a)                                               0.50%  07/28/09          125,000       124,901,042
      Unsec. Disc. Notes (a)                                               0.57%  08/31/09          140,000       139,798,283
      Unsec. Disc. Notes (a)                                               0.70%  09/14/09           50,000        49,897,917
      Unsec. Disc. Notes (a)                                               0.60%  09/21/09           75,000        74,860,000
      Unsec. Disc. Notes (a)                                               0.70%  09/21/09          100,000        99,782,222
      Unsec. Disc. Notes (a)                                               0.22%  10/01/09          220,000       219,832,250
      Unsec. Disc. Notes (a)                                               0.25%  10/05/09          130,000       129,886,250
      Unsec. Disc. Notes (a)                                               0.27%  10/13/09          130,000       129,869,350
      Unsec. Disc. Notes (a)                                               0.45%  10/13/09          100,000        99,834,361
      Unsec. Disc. Notes (a)                                               0.25%  10/19/09           90,000        89,912,500
      Unsec. Disc. Notes (a)                                               0.26%  10/20/09          160,000       159,837,067
      Unsec. Disc. Notes (a)                                               0.74%  11/23/09           50,000        49,820,139
      Unsec. Disc. Notes (a)                                               0.42%  02/08/10          100,000        99,706,000
      Unsec. Floating Rate Global Notes (b)                                0.25%  09/28/09           30,000        29,993,742
      Unsec. Floating Rate Global Notes (b)                                0.32%  10/08/09           75,000        74,966,137
      Unsec. Floating Rate Global Notes (b)                                0.23%  12/16/09          100,000        99,800,010
      Unsec. Floating Rate Global Notes (b)                                1.04%  07/12/10          100,000       100,000,000
      Unsec. Floating Rate MTN (b)                                         0.31%  09/18/09           75,000        74,966,855
      Unsec. Floating Rate MTN (b)                                         0.29%  09/21/09           74,500        74,487,138
      Unsec. Floating Rate MTN (b)                                         0.54%  01/08/10           75,000        75,000,000
      Unsec. Floating Rate MTN (b)                                         0.82%  02/09/10           75,000        75,000,000
                                                                                                              ---------------
                                                                                                                2,616,116,746
                                                                                                              ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-5.46%
      Unsec. Disc. Notes (a)                                               0.32%  06/03/09           75,000        74,998,667
      Unsec. Disc. Notes (a)                                               0.50%  06/04/09           90,000        89,996,250
      Unsec. Disc. Notes (a)                                               0.23%  06/23/09           34,790        34,785,110
      Unsec. Disc. Notes (a)                                               0.25%  08/05/09           75,400        75,365,965
      Unsec. Disc. Notes (a)                                               0.40%  09/01/09           60,000        59,938,667
      Unsec. Disc. Notes (a)                                               3.20%  10/07/09           50,000        49,431,111
      Unsec. Disc. Notes (a)                                               0.35%  10/21/09          125,000       124,827,431
      Unsec. Disc. Notes (a)                                               0.30%  11/16/09           50,000        49,930,000
      Unsec. Disc. Notes (a)                                               0.30%  11/23/09           30,000        29,956,250
      Unsec. Disc. Notes (a)                                               1.00%  12/03/09          100,000        99,486,111
      Unsec. Floating Rate Global Notes (b)                                1.03%  07/13/10           60,000        59,976,919
      Unsec. Floating Rate Notes (b)                                       0.48%  10/16/09          150,000       150,093,630
      Unsec. Floating Rate Notes (b)                                       1.19%  10/27/09           50,000        50,000,000
                                                                                                              ---------------
                                                                                                                  948,786,111
                                                                                                              ---------------
      Total U.S. Government Sponsored Agency Securities
         (Cost $7,073,981,605)                                                                                  7,073,981,605
                                                                                                              ---------------
U.S. TREASURY BILLS-2.88%(a)
   U.S. Treasury Bills                                                     0.13%  06/18/09          200,000       199,987,250
   U.S. Treasury Bills                                                     0.31%  11/05/09           75,000        74,898,604
   U.S. Treasury Bills                                                     0.30%  11/12/09          225,000       224,687,375
                                                                                                              ---------------
      Total U.S. Treasury Bills (Cost $499,573,229)                                                               499,573,229
                                                                                                              ---------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-43.63%
   (Cost $7,573,554,834)                                                                                        7,573,554,834
                                                                                                              ---------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO

                                                                       INTEREST   MATURITY     REPURCHASE
                                                                         RATE       DATE         AMOUNT            VALUE
                                                                       --------   --------   --------------   ---------------
REPURCHASE AGREEMENTS-57.57%(c)
   Barclays Capital Inc., Joint agreement dated 05/29/09, aggregate maturing value $2,927,395,537 (collateralized by U.S. Treasury obligations valued at $2,985,901,222; 0.88%-7.13%,
      11/15/09-04/15/28)                                                   0.17%  06/01/09   $  592,393,875   $   592,385,483
   BNP Paribas Securities Corp., Joint agreement dated 05/08/09, aggregate maturing value $500,094,722 (collateralized by U.S.
      Government sponsored agency obligations valued at
      $510,000,418; 0%-10.70%, 06/02/09-01/15/48)                          0.22%  06/08/09      400,075,778       400,000,000
   BNP Paribas Securities Corp., Joint agreement dated 05/29/09, aggregate maturing value $3,000,047,500 (collateralized by
      U.S. Government sponsored agency obligations valued at
      $3,060,000,509; 0%-6.63%, 06/10/09-07/15/32)                         0.19%  06/01/09    2,700,042,750     2,700,000,000
   Credit Suisse Securities (USA) LLC, Agreement dated 05/29/09, maturing value $250,003,750 (collateralized by a U.S. Treasury
      obligation valued at $255,004,845; 0%, 10/22/09)                     0.18%  06/01/09      250,003,750       250,000,000
   Credit Suisse Securities (USA) LLC, Joint agreement dated
      05/08/09, aggregate maturing value $500,094,722
      (collateralized by U.S. Government sponsored agency and
      Treasury obligations valued at $510,001,000; 0%-8.00%,
      08/15/09-02/15/36)                                                   0.22%  06/08/09      450,085,250       450,000,000
   Deutsche Bank Securities Inc., Joint agreement dated 05/29/09, aggregate maturing value $1,520,714,119 (collateralized by
      U.S. Government sponsored agency obligations valued at
      $1,551,108,860; 3.15%-4.88%, 11/27/13-01/15/14)                      0.18%  06/01/09      850,012,750       850,000,000
   Deutsche Bank Securities Inc., Joint agreement dated 05/29/09, aggregate maturing value $500,084,444 (collateralized by U.S.
      Government sponsored agency obligations valued at
      $510,000,462; 2.68%-3.75%, 12/23/11-06/28/13)                        0.19%  06/30/09      450,076,000       450,000,000
   Goldman, Sachs & Co., Agreement dated 05/29/09, maturing value
      $250,002,083 (collateralized by a U.S. Treasury obligation
      valued at $255,000,015; 3.88%, 04/15/29)                             0.10%  06/01/09      250,002,083       250,000,000
   Goldman, Sachs & Co., Agreement dated 05/29/09, maturing value
      $250,003,542 (collateralized by a U.S. Treasury obligation
      valued at $255,000,015; 3.88%, 04/15/29)                             0.17%  06/01/09      250,003,542       250,000,000
   HSBC Securities (USA) Inc., Agreement dated 05/29/09, maturing value $750,011,875 (collateralized by U.S. Government
      sponsored agency obligations valued at $765,004,683;
      0%-10.70%, 10/15/09-04/15/30)                                        0.19%  06/01/09      750,011,875       750,000,000
   RBC Capital Markets Corp., Agreement dated 05/29/09, maturing value $300,004,500 (collateralized by U.S. Government
      sponsored agency and U.S. Treasury obligations valued at
      $306,000,019; 0%-6.12%, 11/19/09-08/24/27)                           0.18%  06/01/09      300,004,500       300,000,000
   Societe Generale, Agreement dated 05/29/09, maturing value
      $2,500,039,583 (collateralized by U.S. Government sponsored agency obligations valued at $2,550,000,129; 0%-7.13%,
      06/29/09-07/15/32)                                                   0.19%  06/01/09    2,500,039,583     2,500,000,000
   Wachovia Bank, N.A., Agreement dated 05/29/09, maturing value
      $250,003,958 (collateralized by U.S. Government sponsored
      agency obligations valued at $255,001,009; 0%-8.43%,
      11/15/10-09/14/35)                                                   0.19%  06/01/09      250,003,958       250,000,000
                                                                                                              ---------------
      Total Repurchase Agreements (Cost $9,992,385,483)                                                         9,992,385,483
                                                                                                              ---------------
TOTAL INVESTMENTS(d)-101.20% (Cost $17,565,940,317)                                                            17,565,940,317
                                                                                                              ---------------
OTHER ASSETS LESS LIABILITIES-(1.20)%                                                                            (209,049,675)
                                                                                                              ---------------
NET ASSETS-100.00%                                                                                            $17,356,890,642
                                                                                                              ===============

Investment Abbreviations:

Disc.  -- Discounted

MTN    -- Medium-Term Notes

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(c)  Principal amount equals value at period end. See Note 1F.

(d)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                               PRINCIPAL
                                                                       INTEREST   MATURITY       AMOUNT
                                                                         RATE       DATE         (000)            VALUE
                                                                       --------   --------   -------------   --------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-83.89%
FEDERAL FARM CREDIT BANK (FFCB)-15.20%
   Disc. Notes (a)                                                         0.50%  03/30/10   $       5,000   $    4,979,028
   Floating Rate Bonds (b)                                                 0.32%  07/22/09          16,600       16,594,661
   Floating Rate Bonds (b)                                                 1.13%  09/22/09           5,000        5,000,000
   Floating Rate Bonds (b)                                                 1.25%  11/12/09          10,000       10,000,000
   Floating Rate Bonds (b)                                                 0.23%  12/28/09          15,000       14,971,945
   Floating Rate Bonds (b)                                                 0.39%  08/04/10           5,000        4,984,623
                                                                                                             --------------
                                                                                                                 56,530,257
                                                                                                             --------------
FEDERAL HOME LOAN BANK (FHLB)-58.79%
   Unsec. Bonds                                                            5.25%  08/05/09           8,380        8,449,665
   Unsec. Bonds                                                            0.92%  04/09/10           5,000        5,017,517
   Unsec. Disc. Notes (a)                                                  0.08%  06/01/09           8,500        8,500,000
   Unsec. Disc. Notes (a)                                                  0.13%  06/05/09           7,000        6,999,899
   Unsec. Disc. Notes (a)                                                  0.25%  06/05/09           6,300        6,299,825
   Unsec. Disc. Notes (a)                                                  0.18%  06/10/09          24,400       24,398,902
   Unsec. Disc. Notes (a)                                                  0.15%  06/12/09           4,193        4,192,808
   Unsec. Disc. Notes (a)                                                  0.25%  06/12/09          10,000        9,999,236
   Unsec. Disc. Notes (a)                                                  0.26%  06/15/09           6,400        6,399,353
   Unsec. Disc. Notes (a)                                                  0.50%  06/15/09           4,015        4,014,219
   Unsec. Disc. Notes (a)                                                  0.50%  06/19/09           3,200        3,199,200
   Unsec. Disc. Notes (a)                                                  0.50%  07/01/09           6,583        6,580,257
   Unsec. Disc. Notes (a)                                                  0.16%  07/10/09           3,500        3,499,393
   Unsec. Disc. Notes (a)                                                  0.15%  07/14/09           3,111        3,110,443
   Unsec. Disc. Notes (a)                                                  0.15%  07/17/09           3,200        3,199,387
   Unsec. Disc. Notes (a)                                                  0.15%  07/29/09          16,000       15,996,133
   Unsec. Disc. Notes (a)                                                  0.34%  08/03/09           5,000        4,997,025
   Unsec. Disc. Notes (a)                                                  0.20%  08/12/09          15,000       14,994,000
   Unsec. Disc. Notes (a)                                                  0.35%  10/16/09           5,000        4,993,340
   Unsec. Disc. Notes (a)                                                  0.55%  11/19/09           4,684        4,671,763
   Unsec. Floating Rate Bonds (b)                                          0.31%  07/07/09           5,000        4,999,556
   Unsec. Floating Rate Bonds (b)                                          1.06%  10/13/09           4,500        4,507,722
   Unsec. Floating Rate Bonds (b)                                          0.53%  01/19/10           5,000        5,000,000
   Unsec. Floating Rate Bonds (b)                                          0.67%  02/04/10          15,000       15,000,000
   Unsec. Floating Rate Global Bonds (b)                                   0.24%  08/21/09           5,000        4,998,589
   Unsec. Floating Rate Global Bonds (b)                                   0.24%  08/27/09           4,400        4,399,470
   Unsec. Floating Rate Global Bonds (b)                                   1.29%  09/10/09          10,000       10,000,000
   Unsec. Floating Rate Global Bonds (b)                                   0.24%  12/28/09          10,000        9,998,331
   Unsec. Global Bonds                                                     5.00%  09/18/09          10,175       10,315,816
                                                                                                             --------------
                                                                                                                218,731,849
                                                                                                             --------------
TENNESSEE VALLEY AUTHORITY-9.90%
   Disc. Notes (a)                                                         0.20%  06/04/09          36,835       36,834,386
                                                                                                             --------------
      Total U.S. Government Sponsored Agency Securities
         (Cost $312,096,492)                                                                                    312,096,492
                                                                                                             --------------
U.S. TREASURY BILLS-16.12%(a)
   U.S. Treasury Bills                                                     0.13%  06/18/09          35,000       34,997,851
   U.S. Treasury Bills                                                     0.13%  06/18/09          15,000       14,999,044
   U.S. Treasury Bills                                                     0.31%  11/05/09           5,000        4,993,240
   U.S. Treasury Bills                                                     0.30%  11/12/09           5,000        4,993,053
                                                                                                             --------------
      Total U.S. Treasury Bills (Cost $59,983,188)                                                               59,983,188
                                                                                                             --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO

                                                                                                                  VALUE
                                                                                                             --------------
TOTAL INVESTMENTS(c)-100.01% (Cost $372,079,680)                                                             $  372,079,680
OTHER ASSETS LESS LIABILITIES-(0.01)%                                                                               (38,338)
                                                                                                             --------------
NET ASSETS-100.00%                                                                                           $  372,041,342
                                                                                                             ==============

Investment Abbreviations:

Disc. -- Discounted

Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(c)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS
May 31, 2009
(Unaudited)

                                                                                             PRINCIPAL
                                                                       INTEREST   MATURITY    AMOUNT
                                                                         RATE       DATE       (000)           VALUE
                                                                       --------   --------   ---------   ----------------
MUNICIPAL OBLIGATIONS-98.06%
ALABAMA-0.14%
   Pell City (City of) Special Care Facilities Financing Authority
      (Noland Health Services, Inc.); Series 2009 A, VRD RB (LOC-U.S.
      Bank, N.A.) (a)(b)                                                   0.34%  12/01/39   $   3,000   $      3,000,000
                                                                                                         ----------------
ALASKA-0.56%
   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.);
      Series 1999 D, VRD RB (b)(c)(d)                                      0.46%  06/01/49      12,200         12,200,000
                                                                                                         ----------------
ARIZONA-1.77%
   Casa Grande (City of) Industrial Development Authority (Center
      Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association) (b)                                   0.35%  06/15/31       2,010          2,010,000
   Casa Grande (City of) Industrial Development Authority (Quail
      Gardens Apartments); Series 2001 A, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (b)                      0.35%  06/15/31       1,885          1,885,000
   JPMorgan PUTTERs (Greater Arizona Development Authority); Series
      2007-2056, VRD Infrastructure RB (b)(c)(d)                           0.47%  08/01/15       7,500          7,500,000
   Maricopa (County of) Industrial Development Authority (Gran
      Victoria Housing, LLC); Series 2000 A, VRD MFH RB (CEP-Federal
      National Mortgage Association) (b)                                   0.33%  04/15/30       4,775          4,775,000
   Phoenix (City of) Industrial Development Authority (Del Mar
      Terrace Apartments); Series 1999 A, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (b)                           0.33%  10/01/29       9,700          9,700,000
   Phoenix (City of) Industrial Development Authority (Lynwood
      Apartments); Series 1994, Ref. VRD MFH RB (CEP-Federal Home
      Loan Bank of San Francisco) (b)                                      0.40%  10/01/25       5,305          5,305,000
   Pima (County of) Industrial Development Authority (Delaware
      Military Academy, Inc.); Series 2008, VRD Charter School RB
      (LOC-PNC Bank, N.A.) (a)(b)                                          0.34%  09/01/38       1,200          1,200,000
   Tucson (City of) Industrial Development Authority (La Entrada
      Apartments); Series 2001, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association) (b)                                   0.33%  07/15/31       1,750          1,750,000
   Yavapai (County of) Industrial Development Authority (Northern
      Arizona Healthcare System); Series 2008 B, VRD Hospital RB
      (LOC-Banco Bilbao Vizcaya Argentaria, S.A.) (a)(b)(e)                0.32%  12/01/39       3,000          3,000,000
   Yuma (City of) Industrial Development Authority (El Encanto
      Apartments); Series 2003, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association) (b)                                   0.35%  04/15/33       1,575          1,575,000
                                                                                                         ----------------
                                                                                                               38,700,000
                                                                                                         ----------------
COLORADO-3.04%
   Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (b)(d)                        0.37%  01/15/14       5,950          5,950,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank,
      N.A.) (a)(b)                                                         0.32%  11/01/38       3,650          3,650,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (King's Way Christian School); Series 2009, VRD RB (LOC-U.S.
      Bank, N.A.) (a)(b)                                                   0.32%  04/15/39       4,420          4,420,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Lutheran Church Extension Fund-Missouri Synod Loan Program);
      Series 2008, VRD RB (LOC-Bank of America, N.A.) (a)(b)               0.37%  05/15/38       7,300          7,300,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Southeastern Baptist Theological Seminary); Series 2005, VRD
      RB (LOC-Branch Banking & Trust Co.) (a)(b)                           0.27%  03/01/25       7,920          7,920,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (The Presentation School, Inc.); Series 2006, VRD RB (LOC-U.S.
      Bank, N.A.) (a)(b)                                                   0.32%  12/01/36       7,250          7,250,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Trinity School of Durham and Chapel Hill); Series 2006, VRD
      RB (LOC-Branch Banking & Trust Co.) (a)(b)                           0.27%  09/01/26       4,600          4,600,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Wesleyan Christian Academy); Series 2007, VRD RB (LOC-Branch
      Banking & Trust Co.) (a)(b)                                          0.27%  05/01/32       7,970          7,970,000
   Colorado (State of) Health Facilities Authority (Catholic Health
      Initiatives); Series 2008 C-4, VRD RB (b)                            3.75%  10/01/41       1,000          1,009,851
   Colorado (State of) Health Facilities Authority (The Evangelical
      Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                         0.33%  06/01/15       3,800          3,800,000
   Eagle Tax-Exempt Trust (Regional Transportation District
      (FasTracks)); Series 2006-0120 A, VRD Sales Tax COP RB (b)(c)(d)     0.54%  11/01/36       8,510          8,510,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                             PRINCIPAL
                                                                       INTEREST   MATURITY    AMOUNT
                                                                         RATE       DATE       (000)           VALUE
                                                                       --------   --------   ---------   ----------------
COLORADO-(CONTINUED)
   Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc.);
      Series 2003, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                     0.38%  12/01/23   $   1,225   $      1,225,000
   Westminster (City of) (Warwick Station Apartments); Series 2004,
      Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (b)           0.20%  12/01/23       2,825          2,825,000
                                                                                                         ----------------
                                                                                                               66,429,851
                                                                                                         ----------------
DELAWARE-0.37%
   Delaware (State of) Economic Development Authority (Goodwill
      Industries of Delaware & Delaware County, Inc.); Series 2006,
      VRD RB (LOC-PNC Bank, N.A.) (a)(b)                                   0.34%  09/01/36       3,145          3,145,000
   Delaware (State of) Economic Development Authority (YMCA of
      Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)           0.34%  05/01/36       5,000          5,000,000
                                                                                                         ----------------
                                                                                                                8,145,000
                                                                                                         ----------------
DISTRICT OF COLUMBIA-0.21%
   District of Columbia (Washington Center for Internships and
      Academic Seminars); Series 2009, VRD RB (LOC-Branch Banking &
      Trust Co.) (a)(b)                                                    0.27%  02/01/48       4,700          4,700,000
                                                                                                         ----------------
FLORIDA-6.79%
   Broward (County of) Housing Finance Authority (Reflections
      Apartments); Series 1999, Ref. VRD MFH RB (CEP-Federal Home
      Loan Mortgage Corp.) (b)                                             0.37%  12/01/29       4,405          4,405,000
   Cape Coral (City of); Series 2009, Commercial Paper Notes
      (LOC-Bank of America, N.A.) (a)                                      0.40%  06/11/09      10,000         10,000,000
   Collier (County of) Health Facilities Authority (The Moorings,
      Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)       0.35%  12/01/24       6,425          6,425,000
   Duval (County of) Housing Finance Authority (The Glades
      Apartments); Series 2002, Ref. VRD MFH Mortgage RB
      (CEP-Federal Home Loan Mortgage Corp.) (b)                           0.35%  10/01/32       2,100          2,100,000
   Florida (State of) Housing Finance Agency (Lakeside South);
      Series 1985 B, VRD MFH RB (CEP-Federal National Mortgage
      Association) (b)                                                     0.35%  08/01/11       1,200          1,200,000
   Florida (State of) Housing Finance Corp. (Tuscany Pointe
      Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB
      (CEP-Federal National Mortgage Association) (b)                      0.35%  11/15/35      11,090         11,090,000
   Florida Gulf Coast University Financing Corp. (Housing); Series
      2005 A, VRD Capital Improvement RB (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                         0.35%  02/01/35       1,360          1,360,000
   Gainesville (City of); Series 2007 A, VRD Utilities System RB (b)       0.30%  10/01/36      28,155         28,155,000
   Hillsborough (County of) Industrial Development Authority (Tampa
      Metropolitan Area YMCA); Series 2000, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)                                                0.37%  03/01/25       2,550          2,550,000
   Jacksonville (City of) Housing Finance Authority (St. Augustine
      Apartments); Series 2006, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association) (b)                                   0.37%  07/15/33       3,830          3,830,000
   JPMorgan PUTTERs (Palm Beach (County of) Solid Waste Authority);
      Series 2009-3419, VRD Improvement RB (b)(c)(d)                       0.44%  04/01/17       2,275          2,275,000
      Manatee (County of) (Saint Stephens Upper School); Series 2000,
      VRD RB (LOC-Bank of America, N.A.) (a)(b)                            0.35%  11/01/25       4,600          4,600,000
   Marion (County of) Housing Finance Authority (Paddock Park
      Apartments); Series 2002, Ref. VRD MFH RB (CEP-Federal National
      Mortgage Association) (b)                                            0.37%  10/15/32       1,025          1,025,000
   Miami-Dade (County of) Educational Facilities Authority (Carlos
      Albizu University); Series 2000, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)                                                         0.40%  12/01/25       1,350          1,350,000
   Miami-Dade (County of) Industrial Development Authority
      (Gulliver Schools); Series 2000, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)                                                         0.37%  09/01/29       2,450          2,450,000
   North Miami (City of) (Miami Country Day School, Inc.); Series
      1999, VRD Educational Facilities RB (LOC-Bank of America,
      N.A.) (a)(b)                                                         0.37%  08/01/19       1,270          1,270,000
   Orange (County of) Housing Finance Authority (Palm Key
      Apartments); Series 1997 C, Ref. VRD MFH RB (CEP-Federal Home
      Loan Mortgage Corp.) (b)                                             0.37%  07/01/32       8,150          8,150,000
   Orange (County of) Industrial Development Authority (Christian
      Prison Ministry, Inc.); Series 2005, VRD RB (LOC-Branch
      Banking & Trust Co.) (a)(b)                                          0.27%  11/01/30       5,310          5,310,000
   Orange (County of) Industrial Development Authority (Lake
      Highland Preparatory School, Inc.); Series 2007, Ref. VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                   0.35%  08/01/32      16,635         16,635,000
   Palm Beach (County of) (Comprehensive Alcoholism Rehabilitation
      Programs, Inc.); Series 2000, VRD RB (LOC-Wells Fargo Bank,
      N.A.) (a)(b)                                                         0.50%  04/01/20       3,225          3,225,000
   Palm Beach (County of) (Pine Crest Preparatory School, Inc.);
      Series 2008, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)          0.35%  06/01/37       9,000          9,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                             PRINCIPAL
                                                                       INTEREST   MATURITY    AMOUNT
                                                                         RATE       DATE       (000)           VALUE
                                                                       --------   --------   ---------   ----------------
FLORIDA-(CONTINUED)
   Palm Beach (County of) Health Facilities Authority (Jupiter
      Medical Center, Inc.); Series 1999 B, VRD RB (LOC-Wells Fargo
      Bank, N.A.) (a)(b)(d)                                                0.50%  08/01/20   $   2,430   $      2,430,000
   Palm Beach (County of) Housing Finance Authority (Emerald Bay
      Club Apartments); Series 2004, Ref. VRD MFH RB (LOC-Wells
      Fargo Bank, N.A.) (a)(b)                                             0.34%  06/01/30       5,000          5,000,000
   Pinellas (County of) Health Facilities Authority (Mease Manor,
      Inc.); Series 1995 A, VRD RB (LOC-Wells Fargo Bank, N.A.)
      (a)(b)                                                               0.50%  11/01/15       3,760          3,760,000
   Pinellas (County of) Industrial Development Authority
      (Neighborly Care Network, Inc.); Series 2008, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                              0.27%  08/01/28       2,900          2,900,000
   Sarasota (County of) Health Facilities Authority (Bay Village of
      Sarasota, Inc.); Series 1998, VRD RB (LOC-Bank of America,
       N.A.) (a)(b)(d)                                                     0.37%  12/01/23       6,400          6,400,000
   Volusia (County of) Housing Finance Authority (The Anatole
      Apartments); Series 2002, Ref. VRD MFH RB (CEP-Federal National
      Mortgage Association) (b)                                            0.37%  10/15/32       1,400          1,400,000
                                                                                                         ----------------
                                                                                                              148,295,000
                                                                                                         ----------------
GEORGIA-4.00%
   Augusta (City of) Housing Authority (Westbury Creek Apartments);
      Series 2003 A, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association) (b)                                                     0.37%  05/15/33       1,895          1,895,000
   Cobb (County of) Development Authority (Mt. Paran Christian
      School, Inc.); Series 2002, VRD Educational Facilities RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)                                  0.35%  07/01/22       2,100          2,100,000
   Cobb (County of) Housing Authority (Post Apartment Homes, L.P.);
      Series 1995, VRD MFH RB (CEP-Federal National Mortgage
      Association) (b)                                                     0.32%  06/01/25       7,625          7,625,000
   Columbia (County of) Residential Care Facilities for The Elderly
      Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde
      Lifecare Community Center); Series 1990, VRD RB (LOC-Wells
      Fargo Bank, N.A.) (a)(b)                                             0.35%  01/01/21       2,970          2,970,000
   DeKalb (County of) Development Authority (Catholic School
      Properties, Inc.); Series 1999, VRD Educational Facilities RB
      (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)                               0.50%  04/01/24       2,175          2,175,000
   DeKalb (County of) Housing Authority (Clairmont Crest); Series
      1995, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association) (b)                                                     0.28%  06/15/25       3,200          3,200,000
   DeKalb, Newton, & Gwinnett (Counties of) Joint Development
      Authority (GGC Real Estate Parking I, LLC); Series 2007, VRD
      Incremental Draw RB (LOC-Wells Fargo Bank, N.A.) (a)(b)              0.30%  06/01/32       5,385          5,385,000
   DeKalb, Newton, & Gwinnett (Counties of) Joint Development
      Authority (GPC Real Estate Student Support I, LLC); Series
      2007, VRD Incremental Draw RB (LOC-Wells Fargo Bank, N.A.)
      (a)(b)                                                               0.30%  06/01/35       3,550          3,550,000
   Fayette (County of) Development Authority (Catholic Education of
      North Georgia, Inc.); Series 2002, VRD Educational Facilities
      RB (LOC-Wells Fargo Bank, N.A.) (a)(b)                               0.50%  04/01/28       2,740          2,740,000
   Forsyth (County of) Development Authority (Pinecrest Academy
      Inc.); Series 2000, VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                               0.27%  09/01/25       9,390          9,390,000
   Fulton (County of) Development Authority (Doris & Alex Weber
      Jewish Community High School, Inc.); Series 2006, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                              0.27%  12/01/30       4,600          4,600,000
   Fulton (County of) Development Authority (Friends of High
      Meadows, Inc.); Series 2000, VRD Educational Facilities RB
     (LOC-Wells Fargo Bank, N.A.) (a)(b)                                   0.50%  01/01/20       2,325          2,325,000
   Fulton (County of) Development Authority (King's Ridge Christian
      School); Series 2006, VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                               0.27%  05/01/26       7,000          7,000,000
   Fulton (County of) Development Authority (Mount Vernon
      Presbyterian School, Inc.); Series 2005, VRD RB (LOC-Branch
      Banking & Trust Co.) (a)(b)                                          0.27%  08/01/35       4,300          4,300,000
   Fulton (County of) Development Authority (The Atlanta Academy,
      Inc.); Series 2008, VRD RB (LOC-Branch Banking & Trust Co.)
      (a)(b)                                                               0.27%  04/01/33       4,700          4,700,000
   Glynn (County of) School District; Series 2007, Unlimited Sales
      Tax GO                                                               5.00%  11/01/09       1,945          1,981,548
   Gwinnett (County of) Housing Authority (The Greens Apartments);
      Series 1995, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association) (b)                                                     0.35%  06/15/25       3,600          3,600,000
   Roswell (City of) Housing Authority (Chambrel at Roswell);
      Series 2002, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association) (b)                                                     0.35%  11/15/32       3,920          3,920,000
   Roswell (City of) Housing Authority (Wood Crossing Apartments);
      Series 1994, Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage
      Corp.) (b)(d)                                                        0.35%  08/01/24       2,650          2,650,000
   Savannah (City of) Economic Development Authority (The Savannah
      Country Day School, Inc.); Series 2007, VRD RB (LOC-Branch
      Banking & Trust Co.) (a)(b)                                          0.27%  05/01/32       5,400          5,400,000
   Smyrna (City of) Housing Authority (F&M Villages); Series 1997,
      VRD MFH RB (CEP-Federal National Mortgage Association) (b)           0.32%  06/01/25       1,260          1,260,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                             PRINCIPAL
                                                                       INTEREST   MATURITY    AMOUNT
                                                                         RATE       DATE       (000)           VALUE
                                                                       --------   --------   ---------   ----------------
GEORGIA-(CONTINUED)
   Smyrna (City of) Housing Authority (The Gardens of Post
      Village); Series 1996, VRD MFH RB (CEP-Federal National
      Mortgage Association) (b)                                            0.32%  06/01/25   $   2,800   $      2,800,000
   South Fulton (Region of) Municipal Regional Water & Sewer
      Authority; Series 2007, VRD RB (LOC-Bank of America, N.A.)
      (a)(b)                                                               0.35%  01/01/33      19,000          1,900,000
                                                                                                         ----------------
                                                                                                               87,466,548
                                                                                                         ----------------
IDAHO-1.40%
   Custer (County of) (Standard Oil Co.); Series 1983, PCR (e)             0.75%  10/01/09      20,500         20,500,000
   Idaho (State of); Series 2008, Unlimited Tax TAN GO                     3.00%  06/30/09      10,000         10,009,991
                                                                                                         ----------------
                                                                                                               30,509,991
                                                                                                         ----------------
ILLINOIS-14.00%
   Aurora (City of) Kane, DuPage, Will & Kendall (Counties of)
      (Aurora University); Series 2004, VRD Economic Development RB
      (LOC-Harris N.A.) (a)(b)                                             0.34%  03/01/35       7,450          7,450,000
   Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                         0.32%  12/01/32       2,775          2,775,000
   Chicago (City of); Series 1993 B, Ref. Unlimited Tax GO                 5.00%  01/01/10       2,860          2,932,760
   DuPage (County of) (Benet Academy Capital Building); Series
      2000, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)                   0.35%  04/01/30       3,370          3,370,000
   Elgin (City of) (Judson College); Series 2006, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                               0.35%  06/01/36       2,835          2,835,000
   Glendale Heights (Village of) (Glendale Lakes); Series 2000,
      Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (b)           0.35%  03/01/30      14,845         14,845,000
   Illinois (State of) Development Finance Authority (Chicago
      Shakespeare Theater); Series 1999, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)(d)                                             0.35%  01/01/19       4,100          4,100,000
   Illinois (State of) Development Finance Authority (Embers
      Elementary School); Series 2002, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)(d)                                                      0.35%  04/01/32       2,050          2,050,000
   Illinois (State of) Development Finance Authority (Foundation
      for Safety and Health); Series 1992, VRD Safety Education RB
      (LOC-Bank of America, N.A.) (a)(b)(d)                                0.35%  10/01/17       4,250          4,250,000
   Illinois (State of) Development Finance Authority (Institute of
      Gas Technology); Series 1999, VRD IDR (LOC-Harris N.A.) (a)(b)       0.34%  09/01/24       1,700          1,700,000
   Illinois (State of) Development Finance Authority (James Jordan
      Boys & Girls Club and Family Life Center); Series 1995, VRD RB
      (LOC-JPMorgan Chase Bank, N.A., Bank of America N.A.)
      (a)(b)(d)                                                            0.35%  08/01/30       4,700          4,700,000
   Illinois (State of) Development Finance Authority (Providence-St.
      Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
      N.A.) (a)(b)                                                         0.35%  06/01/37       6,875          6,875,000
   Illinois (State of) Development Finance Authority (Radiological
      Society of North America, Inc.); Series 1997, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)                            0.35%  06/01/17       1,015          1,015,000
   Illinois (State of) Development Finance Authority (Sinai
      Community Institute, Inc.); Series 1997, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)(d)                                             0.35%  03/01/22       5,000          5,000,000
   Illinois (State of) Development Finance Authority (St. Ignatius
      College Prep.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank,
      N.A.) (a)(b)                                                         0.43%  06/01/32       1,500          1,500,000
   Illinois (State of) Development Finance Authority (Uhlich
      Children's Home); Series 2002, VRD IDR (LOC-Harris N.A.)
      (a)(b)                                                               0.34%  10/01/33       5,600          5,600,000
   Illinois (State of) Development Finance Authority (Village of
      Oak Park Residence Corp.); Series 2001, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)(d)                                             0.35%  07/01/41       3,500          3,500,000
   Illinois (State of) Development Finance Authority (Westside
      Health Authority); Series 2003, VRD RB (LOC-Bank of America,
      N.A.) (a)(b)                                                         0.35%  12/01/29       2,610          2,610,000
   Illinois (State of) Educational Facilities Authority (Cultural
      Pooled Financing Program); Series 1985, VRD RB (LOC-JPMorgan
      Chase Bank, N.A.) (a)(b)                                             0.38%  12/01/25       1,155          1,155,000
   Illinois (State of) Educational Facilities Authority (Saint
      Xavier University); Series 2002 A, VRD RB (LOC-Bank of
      America, N.A.) (a)(b)                                                0.35%  10/01/32       6,450          6,450,000
   Illinois (State of) Educational Facilities Authority (The
      Lincoln Park Society); Series 1999, VRD RB (LOC-Citibank N.A.)
      (a)(b)                                                               0.38%  01/01/29       1,750          1,750,000
   Illinois (State of) Finance Authority (Advocate Health Care
      Network);
      Series 2008 A-1, VRD RB (b)                                          0.65%  11/01/30       9,465          9,465,000
      Series 2008 A-2, VRD RB (b)                                          0.75%  11/01/30      15,735         15,735,000
   Illinois (State of) Finance Authority (Beloit Memorial Hospital,
      Inc.); Series 2006 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.25%  04/01/36       2,975          2,975,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                             PRINCIPAL
                                                                       INTEREST   MATURITY    AMOUNT
                                                                         RATE       DATE       (000)           VALUE
                                                                       --------   --------   ---------   ----------------
ILLINOIS-(CONTINUED)
   Illinois (State of) Finance Authority (Dominican University);
      Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)           0.35%  03/01/36   $   1,200   $      1,200,000
   Illinois (State of) Finance Authority (Jewish Charities Revenue
      Anticipation Note Program); Series 2008-2009 A, VRD RN
      (LOC-Harris N.A.) (a)(b)(d)                                          0.34%  06/30/09       9,430          9,430,000
      Series 2008-2009 B, VRD RN (LOC-Harris N.A.) (a)(b)(d)               0.34%  06/30/09       8,265          8,265,000
   Illinois (State of) Finance Authority (Latin School of Chicago);
      Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.35%  08/01/28       8,675          8,675,000
   Illinois (State of) Finance Authority (Loyola University of
      Chicago Financing Program); Series 2008, Commercial Paper RN
      (LOC-JPMorgan Chase Bank, N.A.) (a)                                  0.50%  09/14/09      20,000         20,000,000
   Illinois (State of) Finance Authority (Northwestern University);
      Series 2008 B, VRD RB (b)                                            0.60%  12/01/46      15,000         15,000,000
   Illinois (State of) Finance Authority (Resurrection Health
      Care); Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.44%  05/15/35      69,900         69,900,000
   Illinois (State of) Finance Authority (Sedgebrook, Inc.
      Facility); Series 2007 B, VRD RB (LOC-Lloyds TSB Bank PLC)
      (a)(b)(e)                                                            0.32%  11/01/42       6,500          6,500,000
   Illinois (State of) Health Facilities Authority (Memorial
      Medical Center); Series 1985 C, VRD RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                   0.36%  01/01/16       6,530          6,530,000
   Illinois (State of) Health Facilities Authority (The Cradle
      Society); Series 1998, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.35%  04/01/33       4,800          4,800,000
   JPMorgan PUTTERs (Chicago (City of)); Series 2006-1288, Ref. VRD
      Unlimited Tax GO (b)(c)(d)                                           0.59%  01/01/14      11,705         11,705,000
      Morton Grove (Village of) (Illinois Holocaust Museum and
      Educational Center); Series 2006, VRD Cultural Facility RB
      (LOC-Bank of America, N.A.) (a)(b)                                   0.40%  12/01/41       4,250          4,250,000
   Naperville (City of) (DuPage Children's Museum); Series 2000,
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                        0.35%  06/01/30       4,400          4,400,000
   Niles (Village of) (Notre Dame High School for Boys); Series
      2001, VRD Educational Facilities RB (LOC-Bank of America,
      N.A.) (a)(b)(d)                                                      0.35%  03/01/31       5,700          5,700,000
   Rochelle (City of) (Rochelle Community Hospital); Series 2004,
      VRD Hospital Facility RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.35%  08/01/34       4,630          4,630,000
   Wachovia MERLOTs (Chicago (City of)); Series 2004 B-24, Ref. VRD
      Unlimited Tax GO (b)(c)(d)                                           0.36%  01/01/25      10,185         10,185,000
                                                                                                         ----------------
                                                                                                              305,807,760
                                                                                                         ----------------
INDIANA-3.22%
   Fort Wayne (City of) (University of Saint Francis); Series 2008,
      VRD Economic Development RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.35%  08/01/28       1,800          1,800,000
   Indiana (State of) Development Finance Authority (Indianapolis
      Museum of Art, Inc.); Series 2004, VRD Educational Facilities
      RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                            0.35%  02/01/39       6,400          6,400,000
   Indiana (State of) Educational Facilities Authority (Marian
      College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.35%  04/01/24       3,470          3,470,000
   Indiana (State of) Educational Facilities Authority (Wabash
      College); Series 2003, VRD RB (LOC-JPMorgan Chase Bank, N.A.)
      (a)(b)                                                               0.38%  12/01/23       3,850          3,850,000
   Indiana (State of) Health Facility Financing Authority (Clark
      Memorial Hospital); Series 2004 A, VRD RB (LOC-JPMorgan Chase
      Bank, N.A.) (a)(b)                                                   0.35%  04/01/24       6,400          6,400,000
   Indiana (State of) Health Facility Financing Authority (Community
      Hospitals);
      Series 1997 A, VRD Hospital RB (LOC-JPMorgan Chase
         Bank, N.A.) (a)(b)                                                0.35%  07/01/27       8,000          8,000,000
      Series 2000 A, VRD Hospital RB (LOC-Bank of America, N.A.)
         (a)(b)                                                            0.35%  07/01/28       7,400          7,400,000
   Indianapolis (City of) (Capital Place Apartments, Covington
      Square Apartments & The Woods at Oak Crossing); Series 2008,
      VRD MFH RB (CEP-Federal National Mortgage Association) (b)           0.28%  05/15/38      16,000         16,000,000
   Indianapolis (City of) (Washington Pointe, L.P.); Series 2009 A,
      VRD MFH RB (CEP-Federal National Mortgage Association) (b)           0.36%  08/15/40       1,720          1,720,000
   Indianapolis (City of) Local Public Improvement Bond Bank;
      Series 2009 C, RN                                                    0.78%  01/15/10       6,050          6,050,000
      Series 2009 F-1, RN                                                  0.45%  08/31/09       3,350          3,350,000
   JPMorgan PUTTERs (Indiana University (Trustees of)); Series
      2008-2494, VRD Consolidated RB (b)(c)(d)                             0.32%  12/15/15       1,490          1,490,000
   Purdue University (Trustees of) (Purdue University Student
      Facilities System); Series 2003 A, RB                                5.25%  07/01/09       4,360          4,372,797
                                                                                                         ----------------
                                                                                                               70,302,797
                                                                                                         ----------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
IOWA-0.45%
   Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series
      2001 A, VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(b)                   0.33%    05/01/31     $ 2,000   $    2,000,000
   Iowa (State of) Finance Authority (Central College); Series 2008, VRD
      Private College RB (LOC-Wells Fargo Bank, N.A.) (a)(b)                         0.25%    10/01/38       3,700        3,700,000
   Iowa (State of) Finance Authority (Morningside College); Series 2002,
      VRD Private College Facility RB (LOC-U.S. Bank, N.A.)(a)(b)                    0.38%    10/01/32       1,225        1,225,000
   Iowa (State of) Higher Education Loan Authority (Luther College);
      Series 2008, VRD Private College Facility RB (LOC-Harris N.A.)(a)(b)           0.32%    12/01/38       3,000        3,000,000
                                                                                                                     --------------
                                                                                                                          9,925,000
                                                                                                                     --------------
KANSAS-0.33%
   Olathe (City of) (YMCA of Greater Kansas City); Series 2002 B, VRD
      Recreational Facilities RB (LOC-Bank of America, N.A.)(a)(b)                   0.40%    11/01/18       2,235        2,235,000
   Shawnee (City of) (Shawnee Village Associates); Series 1984, VRD IDR
      (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                                          0.50%    12/01/09       5,045        5,045,000
                                                                                                                     --------------
                                                                                                                          7,280,000
                                                                                                                     --------------
KENTUCKY-1.01%
   Breckinridge (County of) (Kentucky Association of Counties Leasing
      Trust);
      Series 1999, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(a)(b)                  0.30%    12/01/29       2,470        2,470,000
      Series 2001 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(a)(b)                0.30%    02/01/31       1,170        1,170,000
   Kentucky (State of) Rural Water Finance Corp.; Series 2009 B-1, Public
      Construction RN                                                                2.00%    03/01/10       8,500        8,550,635
   Morehead (City of) (Kentucky League of Cities Funding Trust); Series
      2004 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(a)(b)                       0.34%    06/01/34       1,102        1,101,500
   Williamstown (City of) (Kentucky League of Cities Funding Trust);
      Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(a)(b)                0.34%    07/01/38       3,800        3,800,000
      Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.)(a)(b)                0.34%    12/01/38       5,000        5,000,000
                                                                                                                     --------------
                                                                                                                         22,092,135
                                                                                                                     --------------
LOUISIANA-0.23%
   Denham Springs (City of) Economic Development District (Bass Pro
      Shops); Series 2007 A, VRD Sales Tax Increment RB (LOC-JPMorgan Chase
      Bank, N.A.)(a)(b)                                                              0.39%    01/01/37       5,060        5,060,000
                                                                                                                     --------------
MARYLAND-2.85%
   Baltimore (County of) (Metropolitan District); Series 2008, Commercial
      Paper BAN                                                                      0.55%    07/01/09      19,400       19,400,000
   Easton (Town of) (William Hill Manor Inc.); Series 2009 A, VRD RB
      (LOC-Branch Banking & Trust Co.)(a)(b)                                         0.27%    01/01/38       3,945        3,945,000
   Frederick (County of) (Buckingham's Choice Inc. Facility); Series 1997 C,
      VRD Retirement Community RB (LOC-Branch Banking & Trust Co.)(a)(b)             0.32%    01/01/27       6,000        6,000,000
   Howard (County of) (Norbel School Inc.); Series 2001, VRD Economic
      Development RB (LOC-Branch Banking & Trust Co.)(a)(b)                          0.27%    02/01/28       4,785        4,785,000
   Maryland (State of) Economic Development Corp. (Associated Catholic
      Charities, Inc. Facility); Series 2004, VRD RB (LOC-PNC Bank, N.A.)(a)(b)      0.34%    10/01/29       1,500        1,500,000
   Maryland (State of) Economic Development Corp. (Baltimore Symphony
      Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)               0.34%    11/01/28       2,500        2,500,000
   Maryland (State of) Economic Development Corp. (eMerge, Inc.); Series
      2006 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(a)(b)                                 0.34%    04/01/22       1,155        1,155,000
   Maryland (State of) Economic Development Corp. (Providence Center, Inc.
      Facility); Series 2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)                      0.34%    05/03/27       2,805        2,805,000
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Archdiocese of Baltimore Schools); Series 2007, VRD RB (LOC-PNC
      Bank, N.A.)(a)(b)                                                              0.34%    07/01/37       1,840        1,840,000
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank,
      N.A.)(a)(b)                                                                    0.34%    07/01/32       4,085        4,085,000
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Johns Hopkins Health System Obligated Group); Series 2008 A, VRD RB
      (LOC-PNC Bank, N.A.)(a)(b)                                                     0.30%    05/15/27       2,105        2,105,000
   Maryland (State of) Health & Higher Educational Facilities Authority (Odenton
      Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)              0.32%    07/01/33       3,590        3,590,000
   Maryland (State of) Health & Higher Educational Facilities Authority
      (Pickersgill, Inc.); Series 2005 B, VRD RB (LOC-Branch Banking &
      Trust Co.)(a)(b)                                                               0.32%    01/01/35       4,000        4,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
MARYLAND-(CONTINUED)
   Maryland (State of) Industrial Development Financing Authority
      (Baltimore International College Facility); Series 2005, VRD Economic
      Development RB (LOC-Branch Banking & Trust Co.)(a)(b)                          0.27%    11/01/30     $ 4,600   $    4,600,000
                                                                                                                     --------------
                                                                                                                         62,310,000
                                                                                                                     --------------
MASSACHUSETTS-2.47%
   Concord (Town of); Series 2009, Unlimited Tax GO BAN                              1.00%    01/28/10      12,500       12,539,394
   Massachusetts (State of) Development Finance Agency (Abby Kelley Foster
      Charter Public School); Series 2008, VRD RB (LOC-TD Bank, N.A.)(a)(b)          0.34%    09/01/38       4,900        4,900,000
   Massachusetts (State of) Development Finance Agency (Brandon
      Residential Treatment Center, Inc.); Series 2003, VRD RB (LOC-TD
      Bank, N.A.)(a)(b)                                                              0.34%    04/01/28       5,895        5,895,000
   Massachusetts (State of) Development Finance Agency (MassDevelopment
      CP Program 5 Issue);
      Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.)(a)                        0.65%    07/07/09       3,100        3,100,000
      Series 2007, Commercial Paper RN (LOC-TD Bank, N.A.)(a)                        0.65%    07/07/09      17,500       17,500,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD
      Bank, N.A.)(a)(b)                                                              0.35%    07/01/38       5,000        5,000,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Partners Healthcare System); Series 2008 H-1, Commercial Paper                0.45%    10/02/09       5,000        5,000,000
                                                                                                                     --------------
                                                                                                                         53,934,394
                                                                                                                     --------------
MICHIGAN-0.79%
   Michigan (State of) Higher Education Facilities Authority (Calvin
      College); Series 2007 B, Ref. VRD Limited Obligation RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                                                         0.39%    09/01/37       1,500        1,500,000
   Michigan (State of) Housing Development Authority (Courtyards of Taylor
      Apartments); Series 2002 A, VRD Limited Obligation MFH RB
      (CEP-Federal National Mortgage Association)(b)                                 0.35%    08/15/32       1,615        1,615,000
   Michigan (State of) Strategic Fund (Michigan Heartland Goodwill
      Industries, Inc.); Series 2005, VRD Limited Obligation RB
      (LOC-Bank of America, N.A.)(a)(b)                                              0.35%    09/01/25       1,020        1,020,000
   Michigan (State of) Strategic Fund (The Roper School); Series 2002, VRD
      Limited Obligation RB (LOC-Bank of America, N.A.)(a)(b)(d)                     0.35%    05/01/32       3,195        3,195,000
   Michigan (State of) Strategic Fund (YMCA of Metropolitan Detroit);
      Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase
      Bank, N.A.)(a)(b)                                                              0.34%    05/01/31         600          600,000
   Southfield (City of) Economic Development Corp. (Lawrence
      Technological University);
      Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank,
         N.A.)(a)(b)                                                                 0.35%    02/01/35       3,905        3,905,000
      Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank,
         N.A.)(a)(b)                                                                 0.35%    10/01/31       5,505        5,505,000
                                                                                                                     --------------
                                                                                                                         17,340,000
                                                                                                                     --------------
MINNESOTA-1.73%
   Burnsville (City of) (Bridgeway Apartments LP); Series 2003, Ref. VRD
      MFH RB (CEP-Federal National Mortgage Association)(b)                          0.33%    10/15/33       1,175        1,175,000
   Cohasset (City of) (Minnesota Power & Light Company); Series 1997 A,
      Ref. VRD RB (LOC-Bank of America, N.A.)(a)(b)                                  0.35%    06/01/20       3,000        3,000,000
   JPMorgan PUTTERs (Minnesota (State of) Public Facilities Authority);
      Series 2002-319, VRD Drinking Water RB(b)(c)(d)                                0.32%    03/01/21      13,555       13,555,000
   Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational
      Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)                                      0.38%    10/01/23         800          800,000
   Minnesota (State of) Higher Education Facilities Authority (Macalester
      College); Series 2003 Five-Q, VRD RB(b)                                        0.34%    03/01/33       7,100        7,100,000
   Minnesota (State of) Rural Water Finance Authority;
      Series 2008, Public Construction RN                                            2.75%    06/01/09       6,500        6,500,000
      Series 2009, Public Construction RN                                            2.25%    05/01/10       5,550        5,612,985
                                                                                                                     --------------
                                                                                                                         37,742,985
                                                                                                                     --------------
MISSISSIPPI-3.03%
   Flowood (City of) (Reflection Pointe Apartments); Series 2001, Ref. VRD
      MFH RB (CEP-Federal National Mortgage Association)(b)                          0.37%    05/15/31       5,780        5,780,000
   Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax
      GO (CEP-Chevron Corp.)(b)                                                      0.60%    11/01/24      11,000       11,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
MISSISSIPPI-(CONTINUED)
   Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.);
      Series 2007 B, VRD Gulf Opportunity Zone IDR(b)                                0.70%    12/01/30     $22,000   $   22,000,000
      Series 2007 C, VRD Gulf Opportunity Zone IDR(b)                                0.65%    12/01/30      16,500       16,500,000
   Mississippi (State of) Business Finance Corp. (King Edward Hotel);
      Series 2009, VRD Gulf Opportunity Zone RB (CEP-Federal Home
      Loan Bank of Atlanta)(a)(b)                                                    0.99%    05/01/39       5,900        5,900,000
   Mississippi (State of) Development Bank (Magnolia Regional Health
      Center); Series 2009, Ref. VRD Special Obligation RB (CEP-Federal
   Home Loan Bank of Atlanta)(b)                                                     0.29%    10/01/36       5,000        5,000,000
                                                                                                                     --------------
                                                                                                                         66,180,000
                                                                                                                     --------------
MISSOURI-2.23%
   Kansas City (City of) Industrial Development Authority (Gatehouse
      Apartments); Series 2001, Ref. VRD MFH RB (CEP-Federal National
   Mortgage Association)(b)                                                          0.33%    11/15/26       1,650        1,650,000
   Missouri (State of) Development Finance Board (Center of Creative
      Arts); Series 2004, VRD Cultural Facilities RB (LOC-PNC Bank, N.A.)(a)(b)      0.34%    07/01/24       1,000        1,000,000
   Missouri (State of) Health & Educational Facilities Authority (Academie
      Lafayette);  Series 2003, VRD RB (LOC-Bank of America, N.A.)(a)(b)             0.40%    02/01/28       1,340        1,340,000
   Missouri (State of) Health & Educational Facilities Authority (Lutheran
      Church Extension Fund- Missouri Synod Loan Program); Series 2004 A,
   VRD RB (LOC-Bank of America, N.A.) (a)(b)                                         0.37%    07/01/29       7,945        7,945,000
   Missouri (State of) Health & Educational Facilities Authority (The
      Children's Mercy Hospital); Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(e)      0.35%    05/15/32       8,650        8,650,000
   St. Charles (County of) Industrial Development Authority (Sun River
      Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank,
      N.A.)(a)(b)                                                                    0.44%    12/01/27       6,500        6,500,000
   St. Charles (County of) Industrial Development Authority (Westchester
      Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association)(b)                                              0.35%    04/15/27       5,600        5,600,000
   St. Louis (County of) Industrial Development Authority (Sugar Pines
      Apartments); Series 2006, Ref. VRD MFH RB (CEP-Federal National
      Mortgage Association)(b)                                                       0.35%    04/15/27       9,170        9,170,000
   St. Louis (County of) Industrial Development Authority (Westport
      Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association) (b)                                             0.35%    04/15/27       4,970        4,970,000
   St. Louis (County of) Industrial Development Authority (Whitfield
      School, Inc.); Series 2004 B, Ref. VRD Educational Facilities
      RB (LOC-U.S. Bank, N.A.) (a)(b)                                                0.30%    06/15/24       1,785        1,785,000
                                                                                                                     --------------
                                                                                                                         48,610,000
                                                                                                                     --------------
MONTANA-0.07%
   Forsyth (City of) (Pacificorp); Series 1988, Ref. VRD Customized
      Purchase PCR (LOC-BNP Paribas) (a)(b)(e)                                       0.30%    01/01/18       1,625        1,625,000
                                                                                                                     --------------
NEVADA-0.55%
   Nevada (State of) Department of Business & Industry (Nevada Cancer
      Institute); Series 2003, VRD RB (LOC-Bank of America, N.A.)(a)(b)              0.35%    12/01/33      12,000       12,000,000
NEW HAMPSHIRE-0.63%
   New Hampshire (State of) Business Finance Authority (Alice Peck Day
      Health Systems Obligated Group); Series 2007 A, VRD RB (LOC-TD Bank,
      N.A.)(a)(b)                                                                    0.35%    10/01/36       5,350        5,350,000
   New Hampshire (State of) Health & Education Facilities Authority (Moore
      Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.)(a)(b)          0.34%    09/01/37       4,240        4,240,000
   New Hampshire (State of) Health & Education Facilities Authority
      (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB
      (LOC-TD Bank, N.A.) (a)(b)                                                     0.34%    07/01/38       4,100        4,100,000
                                                                                                                     --------------
                                                                                                                         13,690,000
                                                                                                                     --------------
NEW JERSEY-0.09%
   New Jersey (State of) Health Care Facilities Financing Authority
      (Virtua Health, Inc.); Series 2009 E, VRD RB (LOC-TD Bank, N.A.)(a)(b)         0.25%    07/01/43       2,000        2,000,000
                                                                                                                     --------------
NEW MEXICO-0.17%
   New Mexico (State of) Finance Authority; Series 2008 B-1, Ref. Sub.
      Lien VRD State Transportation RB (LOC-State Street Bank & Trust Co.)(a)(b)     0.32%    12/15/26       3,800        3,800,000
                                                                                                                     --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
NEW YORK-0.13%
   Dutchess (County of) Industrial Development Agency (Trinity-Pawling
      School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank,
      N.A.)(a)(b)                                                                    0.34%    10/01/32     $ 2,935   $    2,935,000
                                                                                                                     --------------
NORTH CAROLINA-6.72%
   Buncombe (County of) Industrial Facilities & Pollution Control Financing
      Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD
      Recreational Facilities RB (LOC-Wells Fargo Bank, N.A.)(a)(b)                  0.50%    11/01/23       3,530        3,530,000
   North Carolina (State of) Capital Facilities Finance Agency (Asheville
      School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.)(a)(b)          0.35%    04/01/27       3,345        3,345,000
   North Carolina (State of) Capital Facilities Finance Agency (Barton
      College); Series 2004, VRD Educational Facilities RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.27%    07/01/19       4,440        4,440,000
   North Carolina (State of) Capital Facilities Finance Agency (Canterbury
      School); Series 2002, VRD Educational Facilities RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.27%    08/01/22       1,125        1,125,000
   North Carolina (State of) Capital Facilities Finance Agency (Guilford
      College); Series 2005 B, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)        0.27%    09/01/35       8,000        8,000,000
   North Carolina (State of) Capital Facilities Finance Agency (High Point
      University); Series 2008, VRD Educational Facilities RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.27%    05/01/30       4,500        4,500,000
   North Carolina (State of) Capital Facilities Finance Agency (The O'Neal
      School); Series 2007, VRD Educational Facilities RB (LOC-Wells
      Fargo Bank, N.A.)(a)(b)                                                        0.35%    09/01/29       2,500        2,500,000
   North Carolina (State of) Capital Facilities Finance Agency (The Summit
      School, Inc.); Series 2008, VRD Educational Facilities RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.27%    06/01/33       5,200        5,200,000
   North Carolina (State of) Capital Facilities Finance Agency (YMCA of
      Greater Charlotte); Series 2007 B, VRD Recreational Facilities RB
      (LOC-Wells Fargo Bank, N.A.)(a)(b)                                             0.35%    04/01/29       2,500        2,500,000
   North Carolina (State of) Educational Facilities Finance Agency
      (Cardinal Gibbons High School); Series 1999, VRD RB (LOC-Bank of
      America, N.A.)(a)(b)                                                           0.37%    08/01/14       3,580        3,580,000
   North Carolina (State of) Educational Facilities Finance Agency (Elon
      College); Series 1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)                0.35%    01/01/19       6,975        6,975,000
   North Carolina (State of) Educational Facilities Finance Agency
      (Gardner-Webb University);
      Series 1997, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)(d)                     0.35%    07/01/17         900          900,000
      Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)                        0.50%    07/01/19       1,645        1,645,000
   North Carolina (State of) Educational Facilities Finance Agency (Queens
      College); Series 1999 A, VRD RB (LOC-Bank of America, N.A.)(a)(b)              0.35%    03/01/19       4,825        4,825,000
   North Carolina (State of) Educational Facilities Finance Agency (Roman
      Catholic Diocese of Charlotte, North Carolina); Series 2000, VRD RB
      (LOC-Wells Fargo Bank, N.A.)(a)(b)                                             0.35%    06/01/17       4,625        4,625,000
   North Carolina (State of) Housing Finance Agency (Appalachian Student
      Housing Corp.); Series 2000 A-1, VRD Student Housing RB (LOC-Wells
      Fargo Bank, N.A.)(a)(b)                                                        0.50%    07/01/31       1,505        1,505,000
   North Carolina (State of) Medical Care Commission (Carolina Village, Inc.);
      Series 1998 C, VRD Health Care Facilities RB (LOC-Wells Fargo Bank,
      N.A.)(a)(b)                                                                    0.50%    10/01/18       1,805        1,805,000
      Series 2008 C, VRD Retirement Facilities First Mortgage RB
        (LOC-Wells Fargo Bank, N.A.)(a)(b)                                           0.35%    04/01/30       1,700        1,700,000
   North Carolina (State of) Medical Care Commission (Cornelia Nixon Davis
      Nursing Home, Inc.); Series 2003, VRD Health Care Facilities RB
      (LOC-Wells Fargo Bank, N.A.)(a)(b)                                             0.50%    02/01/28       3,815        3,815,000
   North Carolina (State of) Medical Care Commission (Deerfield Episcopal
      Retirement Community); Series 2008 B, VRD Health Care Facilities
      First Mortgage RB (LOC-Branch Banking &Trust Co.)(a)(b)                        0.27%    11/01/14       5,000        5,000,000
   North Carolina (State of) Medical Care Commission (Lincoln Health System);
      Series 1996 A, VRD Hospital RB (LOC-Bank of America, N.A.)(a)(b)(d)            0.37%    04/01/16       2,500        2,500,000
   North Carolina (State of) Medical Care Commission (Lower Cape Fear
      Hospice, Inc.); Series 2007, VRD Health Care Facilities RB
      (LOC-Branch Banking & Trust Co.)(a)(b)                                         0.27%    11/01/27       2,000        2,000,000
   North Carolina (State of) Medical Care Commission (North Carolina
      Baptist Hospital);
      Series 2009 B, Ref. VRD Hospital RB(b)                                         0.27%    06/01/34      18,735       18,735,000
      Series 2009 C, Ref. VRD Hospital RB(b)                                         0.27%    06/01/34       5,500        5,500,000
   North Carolina (State of) Medical Care Commission (Person Memorial
      Hospital); Series 2005, VRD Health Care Facilities RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.27%    01/01/35      14,575       14,575,000
   North Carolina (State of) Medical Care Commission (Sisters of Mercy
      Services Corp.); Series 2007, VRD Health Care Facilities RB
      (LOC-Branch Banking & Trust Co.)(a)(b)                                         0.27%    03/01/28       1,400        1,400,000
   North Carolina (State of) Medical Care Commission (Westcare Health
      System Obligated Group); Series 2002 A, VRD Hospital RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.27%    09/01/22       8,900        8,900,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
NORTH CAROLINA-(CONTINUED)
   University of North Carolina at Chapel Hill Board of Governors;
      Series 2006 A, Commercial Paper Bonds                                          0.40%    10/08/09     $ 6,650   $    6,650,000
      Series 2006 A, Commercial Paper Bonds                                          0.50%    08/10/09      12,600       12,600,000
   Wake (County of); Series 2008, Unlimited Tax GO BAN(f)                            3.50%    10/15/09       2,500        2,516,487
                                                                                                                     --------------
                                                                                                                        146,891,487
                                                                                                                     --------------
OHIO-5.68%
   Beavercreek (City of) City School District; Series 2009, School
      Improvement Unlimited Tax GO BAN                                               2.00%    08/18/09       8,350        8,374,206
   Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr.
      Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(a)(b)              0.35%    06/01/35       8,895        8,895,000
   Cleveland (City of) Municipal School District; Series 2008, School
     Improvement Unlimited Tax GO BAN                                                2.50%    09/30/09      12,500       12,555,573
   Columbus (City of) City School District;
      Series 2009 A, School Facilities Construction & Improvement
         Unlimited Tax GO BAN                                                        2.00%    08/13/09       8,500        8,522,195
      Series 2009 B, School Facilities Construction & Improvement
         Unlimited Tax GO BAN                                                        1.50%    12/16/09       2,000        2,008,585
   Columbus (City of) Regional Airport Authority (OASBO Expanded Asset
      Pooled Financing Program);
      Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(a)(b)          0.35%    03/01/34       5,560        5,560,000
      Sr. Series 2005, VRD Capital Funding RB (LOC-U.S. Bank, N.A.)(a)(b)            0.35%    07/01/35       6,320        6,320,000
   Dublin (City of) City School District; Series 2009, School Construction
      Unlimited Tax GO BAN                                                           2.00%    10/15/09       2,700        2,713,547
   Franklin (County of) (Doctors OhioHealth Corp.); Sub. Series 1998 B,
      VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(a)(b)                          0.32%    12/01/28       6,660        6,660,000
   Hamilton (County of) (Children's Hospital Medical Center); Series
      1997A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(a)(b)                   0.35%    05/15/17         600          600,000
   Hamilton (County of) (Drake Center, Inc.); Series 1999 A, VRD Hospital
      Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)                                      0.35%    06/01/19       5,475        5,475,000
   Lake (County of) (Lake Hospital System, Inc.); Series 2002, VRD
      Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                   0.50%    12/01/32       5,000        5,000,000
   Lorain (County of) (EMH Regional Medical Center); Series 2008, Ref. VRD
      Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                   0.40%    11/01/21       6,130        6,130,000
   Lorain (County of) Port Authority (St. Ignatius High School); Series
      2008, VRD Educational Facilities RB (LOC-U.S. Bank, N.A.)(a)(b)                0.35%    08/02/38       2,250        2,250,000
   Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic
      Development RB (LOC-PNC Bank, N.A.)(a)(b)                                      0.34%    05/01/27       4,695        4,695,000
   Marion (County of) (Pooled Lease Program); Series 1990, VRD Hospital
      Improvement RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                           0.39%    08/01/20       1,125        1,125,000
   Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD
      Economic Development RB (LOC-U.S. Bank, N.A.)(a)(b)                            0.34%    05/01/26       4,300        4,300,000
   Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003,
      VRD Economic Development RB (LOC-PNC Bank, N.A.)(a)(b)                         0.34%    06/01/23       7,320        7,320,000
   Ohio (State of) Higher Educational Facility Commission (Case Western
      Reserve University); Series 2008, Commercial Paper RN                          0.65%    06/04/09      18,000       18,000,000
   Ohio (State of) Higher Educational Facility Commission (Cleveland
      Institute of Music); Series 2005, VRD RB (LOC-PNC Bank, N.A.)(a)(b)            0.34%    05/01/30       2,500        2,500,000
   Vandalia-Butler City School District;
      Series 2009 A, School Improvement Unlimited Tax GO BAN                         1.50%    03/01/10       2,000        2,011,145
      Series 2009 B, School Improvement Unlimited Tax GO BAN                         1.50%    03/01/10       3,000        3,016,650
                                                                                                                     --------------
                                                                                                                        124,031,901
                                                                                                                     --------------
OREGON-1.59%
   Oregon (State of); Series 2008 A, Full Faith & Credit Unlimited Tax GO TAN        3.00%    06/30/09      10,000       10,010,150
   Portland (City of) (South Park Block); Series 1988 A, Ref. VRD MFH RB
      (LOC-Harris N.A.)(a)(b)                                                        0.34%    12/01/11      10,750       10,750,000
   Reset Option Ctfs. Trust II-R (Oregon (State of) Department of
      Administrative Services); Series 11742, VRD COP(b)(c)(d)                       0.44%    05/01/32      14,000       14,000,000
                                                                                                                     --------------
                                                                                                                         34,760,150
                                                                                                                     --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
PENNSYLVANIA-4.62%
   Allegheny (County of) Hospital Development Authority (Central Blood Bank);
      Series 1992, VRD Health Facilities RB (LOC-PNC Bank, N.A.)(a)(b)               0.34%    12/01/10      $2,225   $    2,225,000
   Allegheny (County of) Hospital Development Authority (The Children's
      Home of Pittsburgh); Series 2006 B, VRD RB (LOC-PNC Bank, N.A.)(a)(b)          0.34%    06/01/35       4,280        4,280,000
   Allegheny (County of) Hospital Development Authority (UPMC Senior
      Communities, Inc.); Series 2003, VRD RB (CEP-Federal National
      Mortgage Association)(b)                                                       0.35%    07/15/28       2,225        2,225,000
   Allegheny (County of) Industrial Development Authority (Eleven Parkway
      Center Associates); Series 1992, Ref. VRD Commercial Development RB
      (LOC-PNC Bank, N.A.)(a)(b)                                                     0.34%    12/15/12       1,295        1,295,000
   Allegheny (County of) Industrial Development Authority (Oakland
      Catholic High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.)(a)(b)          0.34%    06/01/38       1,440        1,440,000
   Allegheny (County of) Industrial Development Authority (United Jewish
      Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC
      Bank, N.A.)(a)(b)(d)                                                           0.34%    10/01/25       3,250        3,250,000
   Benzinger (Township of) Hospital Authority (Elk Regional Health
      System); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)                        0.34%    12/01/30       1,040        1,040,000
   Butler (County of) General Authority (New Castle Area School District);
      Series 2009 A, VRD RB (LOC-PNC Bank, N.A.)(a)(b)                               0.34%    03/01/29       3,140        3,140,000
   Erie (City of) Higher Education Building Authority (Gannon University);
      Series 1998 F, VRD University RB (LOC-PNC Bank, N.A.)(a)(b)                    0.34%    07/01/13       3,800        3,800,000
   Haverford (Township of) School District; Series 2009, VRD Limited Tax
      GO (LOC-TD Bank, N.A.)(a)(b)                                                   0.34%    03/01/30       3,000        3,000,000
   Hazleton (City of) Area Industrial Development Authority (MMI
      Preparatory School); Series 1999, VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)         0.34%    10/01/24       1,685        1,685,000
   Lebanon (County of) Health Facilities Authority (E.C.C. Retirement
      Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)(a)(b)                       0.37%    10/15/25       9,315        9,315,000
   Luzerne (County of) Convention Center Authority; Series 2008 A, VRD
      Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.)(a)(b)                            0.34%    09/01/28       2,480        2,480,000
   Luzerne (County of) Industrial Development Authority; Series 2005, VRD
      Gtd. Lease RB (LOC-PNC Bank, N.A.)(a)(b)                                       0.34%    11/01/26       2,400        2,400,000
   Luzerne (County of); Series 2004, VRD Unlimited Tax GO (LOC-PNC Bank,
      N.A.)(a)(b)                                                                    0.34%    11/01/14       5,570        5,570,000
   Montgomery (County of) Industrial Development Authority (LaSalle
      College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.34%    11/01/38       1,875        1,875,000
   Montgomery (County of) Redevelopment Authority (Forge Gate Apartments);
      Series 2001 A, VRD MFH RB (CEP-Federal National Mortgage Association)(b)       0.33%    08/15/31       2,425        2,425,000
   Moon (Township of) Industrial Development Authority (YMCA of Greater
      Pittsburgh); Series 2005, VRD Community Facilities RB (LOC-PNC Bank,
      N.A.)(a)(b)                                                                    0.34%    06/01/25       3,520        3,520,000
   Northeastern Pennsylvania (Region of) Hospital & Education Authority
      (Danville Area School District); Series 2009, VRD RB (LOC-PNC Bank,
      N.A.)(a)(b)                                                                    0.35%    05/01/38       7,000        7,000,000
   Pennsylvania (State of) Economic Development Financing Authority (Dr.
      Gertrude A. Barber Center, Inc.); Series 2002, VRD RB (LOC-PNC Bank,
      N.A.)(a)(b)                                                                    0.34%    12/01/31       3,230        3,230,000
   Pennsylvania (State of) Economic Development Financing Authority (Mercy
      Health System of Southeastern Pennsylvania); Series 1999 E-1, VRD RB
      (LOC-PNC Bank, N.A.)(a)(b)                                                     0.34%    09/01/19       1,200        1,200,000
   Pennsylvania (State of) Economic Development Financing Authority
      (Pennsylvania Treasury Department Hospital Enhancement Loan
      Program-J.C. Blair Memorial Hospital); Series 2007 A-1, VRD Hospital
         RB (LOC-PNC Bank, N.A.)(a)(b)                                               0.34%    03/01/19       2,070        2,070,000
   Pennsylvania (State of) Economic Development Financing Authority (Springside
      School); Series 2000 J-4, VRD RB (LOC-PNC Bank, N.A.)(a)(b)                    0.34%    11/01/30       4,900        4,900,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of Pennsylvania
      Financing Program-Kings College); Series 2003 L-2, VRD RB (LOC-PNC
      Bank, N.A.)(a)(b)                                                              0.34%    05/01/18       1,660        1,660,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of Pennsylvania
      Financing Program-Mercyhurst College); Series 1999 E-1, VRD RB
      (LOC-PNC Bank, N.A.)(a)(b)                                                     0.34%    11/01/19       1,485        1,485,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of Pennsylvania
      Financing Program-Moore College of Art & Design); Series 2000 F-1,
      VRD RB (LOC-PNC Bank, N.A.)(a)(b)(d)                                           0.34%    05/01/20       1,100        1,100,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of Pennsylvania
      Financing Program-Rosemont College); Series 2004 O, VRD RB (LOC-Wells
      Fargo Bank, N.A.)(a)(b)                                                        0.36%    11/01/34       5,500        5,500,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
PENNSYLVANIA-(CONTINUED)
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of Pennsylvania
      Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB
      (LOC-PNC Bank, N.A.)(a)(b)                                                     0.34%    05/01/34     $ 1,500   $    1,500,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of Pennsylvania
      Financing Program-Washington & Jefferson College); Series 1999 E-5,
      VRD RB (LOC-PNC Bank, N.A.)(a)(b)                                              0.34%    11/01/29       5,300        5,300,000
   Quakertown (Borough of) General Authority (Pooled Financing); Series
      1996 A, VRD RB (LOC-PNC Bank, N.A.)(a)(b)                                      0.34%    07/01/26       4,215        4,215,000
   Ridley (Township of) School District; Series 2009, VRD Unlimited Tax GO
      (LOC-TD Bank, N.A.)(a)(b)                                                      0.34%    11/01/29       3,000        3,000,000
   Westmoreland (County of) Industrial Development Authority (Greensburg
      Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.)(a)(b)           0.34%    12/01/24       3,715        3,715,000
                                                                                                                     --------------
                                                                                                                        100,840,000
                                                                                                                     --------------
RHODE ISLAND-0.34%
   Rhode Island (State of) Health & Educational Building Corp. (St
      Andrew's School); Series 1999, VRD RB (LOC-U.S. Bank, N.A.)(a)(b)              0.36%    12/01/29       7,375        7,375,000
                                                                                                                     --------------
SOUTH CAROLINA-4.18%
   JPMorgan PUTTERs (Berkeley (County of) School District); Series 3253,
      VRD School Building Unlimited Tax GO(b)(c)(d)                                  0.44%    01/15/10       5,105        5,105,000
   South Carolina (State of) Educational Facilities Authority for Private
      Nonprofit Institutions of Higher Learning (Morris College); Series
      1997, VRD RB (LOC-Bank of America, N.A.)(a)(b)(d)                              0.40%    07/01/17       1,000        1,000,000
   South Carolina (State of) Housing Finance & Development Authority
      (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB
      (CEP-Federal National Mortgage Association)(b)                                 0.37%    11/15/35       7,465        7,465,000
   South Carolina (State of) Jobs-Economic Development Authority (AnMed
      Health);
      Series 2009 C, Ref. VRD Hospital RB (LOC-Branch Banking & Trust Co.)(a)(b)     0.22%    02/01/33       5,000        5,000,000
      Series 2009 D, Ref. VRD Hospital RB (LOC-Branch Banking & Trust Co.)(a)(b)     0.31%    02/01/39       3,150        3,150,000
   South Carolina (State of) Jobs-Economic Development Authority (Carolina
      Children's Home); Series 2003, VRD RB (LOC-Branch Banking & Trust
      Co.)(a)(b)                                                                     0.27%    03/01/23       2,500        2,500,000
   South Carolina (State of) Jobs-Economic Development Authority
      (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells
      Fargo Bank, N.A.)(a)(b)                                                        0.35%    08/01/29       1,200        1,200,000
   South Carolina (State of) Jobs-Economic Development Authority (John
      Ancrum Society for Prevention of Cruelty to Animals); Series 2007,
      VRD RB (LOC-Bank of America, N.A.)(a)(b)                                       0.35%    08/01/27       4,400        4,400,000
   South Carolina (State of) Jobs-Economic Development Authority
      (Lexington-Richland Alcohol & Drug Abuse Council); Series 2009, VRD
      RB (LOC-Branch Banking & Trust Co.)(a)(b)                                      0.27%    05/01/39       4,500        4,500,000
   South Carolina (State of) Jobs-Economic Development Authority
      (Porter-Gaud School); Series 2008, VRD RB (LOC-Wells Fargo Bank,
      N.A.)(a)(b)                                                                    0.35%    12/01/33      12,000       12,000,000
   South Carolina (State of) Jobs-Economic Development Authority (Regional
      Medical Center of Orangeburg & Calhoun Counties); Series 2009, Ref.
      VRD Hospital RB (LOC-Branch Banking & Trust Co.)(a)(b)                         0.27%    02/01/28       3,065        3,065,000
   South Carolina (State of) Jobs-Economic Development Authority (Sisters
      of Charity Providence Hospitals); Series 2002, VRD Hospital RB
      (LOC-Wells Fargo Bank, N.A.)(a)(b)                                             0.34%    11/01/32      36,360       36,360,000
   Union (City of) Hospital District; Series 2000, VRD Healthcare RB
      (LOC-Wells Fargo Bank, N.A.)(a)(b)                                             0.50%    09/01/20       5,660        5,660,000
                                                                                                                     --------------
                                                                                                                         91,405,000
                                                                                                                     --------------
SOUTH DAKOTA-0.05%
   South Dakota (State of) Housing Development Authority (Country Meadows
      Apartments); Series 2009, VRD MFH RB (CEP-Federal Home Loan Mortgage
      Corp.)(b)                                                                      0.35%    01/01/44       1,000        1,000,000
                                                                                                                     --------------
TENNESSEE-1.69%
   Blount (County of) Public Building Authority (Local Government Public
      Improvement-Monroe County); Series 2009 E-7-A, VRD RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.34%    06/01/39       5,475        5,475,000
   Blount (County of) Public Building Authority (Local Government Public
      Improvement-Maryville County); Series 2009 E-8-A, VRD RB (LOC-Branch
      Banking & Trust Co.)(a)(b)                                                     0.34%    06/01/37       4,950        4,950,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
TENNESSEE-(CONTINUED)
   Chattanooga (City of) Health, Educational & Housing Facility Board
      (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association)(b)                                              0.37%    05/15/33     $ 3,175   $    3,175,000
   Jackson (City of) Health, Educational & Housing Facility Board (Post
      House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-Federal
      National Mortgage Association)(b)                                              0.37%    10/15/32       3,970        3,970,000
   Nashville (City of) & Davidson (County of) Metropolitan Government
      Industrial Development Board (Hickory Trace Apartments); Series 2003,
      Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(b)                      0.35%    03/01/33       4,750        4,750,000
   Nashville (City of) & Davidson (County of) Metropolitan Government
      Industrial Development Board (Summit Apartments); Series 2006, Ref.
      VRD MFH RB (CEP-Federal National Mortgage Association)(b)                      0.35%    07/15/36       6,825        6,825,000
   Nashville (City of) & Davidson (County of) Metropolitan Government
      Industrial Development Board (The Park at Hermitage); Series 2004,
      Ref. VRD MFH RB (CEP-Federal National Mortgage Association)(b)                 0.37%    02/15/34       2,495        2,495,000
   Shelby (County of) Health, Educational & Housing Facility Board
      (Trezevant Manor); Series 2007 A, VRD RB (LOC-Bank of America, N.A.)(a)(b)     0.39%    09/01/39       5,225        5,225,000
                                                                                                                     --------------
                                                                                                                         36,865,000
                                                                                                                     --------------
TEXAS-13.13%
   Arlington (City of); Series 2005 A, GO Commercial Paper Notes                     1.00%    06/08/09       8,500        8,500,000
   Austin (City of) Housing Finance Corp. (Stassney Woods Apartments);
      Series 2004 A, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association)(b)                                                                0.37%    10/15/32       3,350        3,350,000
   Bexar (County of) Housing Finance Corp. (Northwest Trails Apartments);
      Series 2004,  Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association)(b)                                                                0.33%    12/15/34       3,130        3,130,000
   Cypress-Fairbanks Independent School District; Series 2008, TAN                   3.00%    06/25/09       5,000        5,004,431
   Dallas (County of) Community College District; Series 2009, Limited Tax GO        1.50%    02/15/10       1,975        1,988,706
   De Soto (City of) Industrial Development Authority (National Service
      Industries, Inc.); Series 1991, Ref. VRD IDR (LOC-Wells Fargo Bank,
      N.A.)(a)(b)(d)                                                                 0.50%    09/01/18       3,140        3,140,000
   Denton (City of); Series 2009, Ref. Limited Tax GO                                4.00%    02/15/10       1,325        1,355,934
   Garland (City of) Industrial Development Authority, Inc. (Carroll Co.);
      Series 1984, VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(d)                     0.35%    12/01/14       3,200        3,200,000
   Garland (City of); Series 2008, GO Commercial Paper Notes                         0.70%    07/07/09       8,200        8,200,000
   Harris (County of) Metropolitan Transportation Authority;
      Series 2008 A, Sales & Use Tax Commercial Paper RN (LOC-JPMorgan
         Chase Bank, N.A., Compass Bank)(a)                                          0.68%    06/25/09      50,000       50,000,000
      Series 2008 A, Sales & Use Tax Commercial Paper RN (LOC-JPMorgan
         Chase Bank, N.A., Compass Bank)(a)                                          0.70%    06/25/09      15,750       15,750,000
   Hockley (County of) Industrial Development Corp. (Amoco Corp.);
      Series 1983, VRD PCR(b)(e)                                                     0.75%    03/01/14      29,000       29,003,499
      Series 1985, VRD PCR(b)(e)                                                     0.72%    11/01/19       9,000        9,000,000
   JPMorgan PUTTERs (Spring Branch Independent School District); Series
      2009-3377, VRD Limited Tax Schoolhouse GO(b)(c)(d)                             0.34%    02/01/15       2,250        2,250,000
   McKinney (City of) Independent School District; Series 2009, Ref
      School Building Unlimited Tax GO                                               4.00%    02/15/10       4,645        4,753,915
   Mesquite (City of) Independent School District; Series 2003 A, VRD
      School Building Unlimited Tax GO (CEP-Texas Permanent School Fund)(b)          0.28%    08/01/29      10,820       10,820,000
   Metropolitan Higher Education Authority Inc. (University of Dallas);
      Series 1999, VRD RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                      0.40%    05/01/19       9,100        9,100,000
   Morgan Stanley & Co. Inc. Trust Floater Ctfs. (North East Independent
      School District); Series 2006-1668, Ref. VRD Unlimited Tax GO(b)(c)(d)         0.30%    02/01/27      14,725       14,725,000
   Northwest Independent School District; Series 2006, VRD School Building
      Unlimited Tax GO (CEP-Texas Permanent School Fund)(b)                          0.28%    02/15/31       8,760        8,760,000
   San Gabriel (City of) Health Facilities Development Corp. (YMCA of
      Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase
      Bank, N.A.)(a)(b)                                                              0.35%    04/01/26       4,805        4,805,000
   Tarrant (County of) Cultural Education Facilities Finance Corp. (Forth
      Worth Museum of Science & History); Series 2008, VRD Incremental Draw
      RB (LOC-Wells Fargo Bank, N.A.)(a)(b)(d)                                       0.35%    06/01/38       5,000        5,000,000
   Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments);
      Series 1999, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association)(b)                                                                0.35%    02/15/27       7,760        7,760,000
   Texas (State of) Public Finance Authority; Series 2002 A, GO Commercial
      Paper Notes                                                                    0.55%    06/23/09       6,500        6,500,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
TEXAS-(CONTINUED)
   Texas (State of); Series 2008, TRAN                                               3.00%    08/28/09     $41,500   $   41,636,128
   Travis (County of) Housing Finance Corp. (Travis Station Apartments);
      Series 2004 A, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association)(b)                                                                0.37%    02/15/34       1,075        1,075,000
   Travis (County of); Series 2008, Limited Tax GO Ctfs                              3.25%    03/01/10       2,000        2,037,395
   University of Texas System Board of Regents (Revenue Financing System);
      Series 2002 A, Commercial Paper Notes                                          0.40%    06/02/09      13,000       13,000,000
   Wachovia MERLOTs (Comal (County of) Independent School District);
      Series 2008 K-10, VRD Unlimited Tax GO(b)(c)(d)                                0.36%    02/01/26      12,920       12,920,000
                                                                                                                     --------------
                                                                                                                        286,765,008
                                                                                                                     --------------
UTAH-0.30%
   Duchesne School District Municipal Building Authority; Series 2005, VRD
      Lease RB (LOC-U.S. Bank, N.A.)(a)(b)                                           0.35%    06/01/21       2,700        2,700,000
   Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility
      RB (LOC-U.S. Bank, N.A.)(a)(b)                                                 0.35%    08/01/28         740          740,000
   Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A,
      VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.)(b)                           0.39%    04/01/42       3,125        3,125,000
                                                                                                                     --------------
                                                                                                                          6,565,000
                                                                                                                     --------------
VIRGINIA-3.28%
   Arlington (County of) Industrial Development Authority (Woodbury Park
      Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-Federal Home Loan
      Mortgage Corp.)(b)                                                             0.35%    03/01/35      13,185       13,185,000
   Charlottesville (City of) Industrial Development Authority (University
      of Virginia Foundation); Series 2006 B, VRD Educational Facilities RB
      (LOC-Wells Fargo Bank, N.A.)(a)(b)                                             0.35%    12/01/37       4,300        4,300,000
   Chesterfield (County of) Health Center Commission (Lucy Corr Village);
      Series 2008 B, VRD Residential Care Facility First Mortgage RB
      (LOC-Branch Banking & Trust Co.)(a)(b)                                         0.27%    12/01/12       2,900        2,900,000
   Fairfax (County of) Economic Development Authority (Capital Hospice);
      Series 2009, VRD Health Care Facilities RB (LOC-Branch Banking &
      Trust Co.)(a)(b)                                                               0.27%    01/01/34       6,050        6,050,000
   Fairfax (County of) Economic Development Authority (Vienna II
      Metrorail Station);
      First Series 1999, Parking RB(f)(g)(h)                                         6.00%    09/01/09       1,650        1,705,763
      First Series 1999, Parking RB(f)(g)(h)                                         6.00%    09/01/09       1,750        1,809,143
   Fairfax (County of) Industrial Development Authority (Inova Health
      System Foundation); Series 2009 A, Health Care RB                              3.00%    05/15/10       3,000        3,066,906
   Fauquier (County of) Industrial Development Authority (Wakefield
      School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                 0.29%    04/01/38       1,965        1,965,000
   Montgomery (County of) Industrial Development Authority (Virginia
      Tech Foundation);
      Series 2009 A, Commercial Paper                                                0.55%    06/12/09       6,000        6,000,000
      Series 2009 A, Commercial Paper                                                0.65%    06/12/09       1,000        1,000,000
   Norfolk (City of) Economic Development Authority (Sentara Healthcare);
      Series 2009 A, Ref. VRD Hospital Facilities RB(b)                              0.70%    11/01/34       5,000        5,000,000
   Norfolk (City of) Redevelopment & Housing Authority (E2F Student
      Housing I, LLC); Series 2005, VRD RB (LOC-Bank of America, N.A.)(a)(b)         0.35%    07/01/34       6,630        6,630,000
   Suffolk (City of) Redevelopment & Housing Authority (Oak Springs
      Apartments, L.L.C.); Series 1999, Ref. VRD MFH RB (CEP- Federal Home
      Loan Mortgage Corp.)(b)                                                        0.35%    12/01/19       1,390        1,390,000
   University of Virginia Rector & Visitors; Series 2008 A, General
      Revenue Pledge Commercial Paper Notes                                          0.40%    06/17/09       5,000        5,000,000
   Virginia (State of) Public School Authority; Series 2009 IX, School
      Educational Technology RN                                                      1.50%    04/15/10      11,460       11,564,233
                                                                                                                     --------------
                                                                                                                         71,566,045
                                                                                                                     --------------
WASHINGTON-1.34%
   King (County of) Renton School District No. 403; Series 2009, Ref.
      Unlimited Tax GO                                                               5.00%    12/01/09       3,650        3,729,845
   King (County of) Seattle School District No. 1; Series 2007 A, Limited
      Tax GO                                                                         4.00%    12/01/09       4,545        4,625,094
   Richland (City of); Series 1996, VRD Golf Enterprise RB (LOC-Bank of
      America, N.A.)(a)(b)                                                           0.33%    12/01/21       2,300        2,300,000
   Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD
      Low Income Housing Assistance RB (LOC-U.S. Bank, N.A.)(a)(b)                   0.38%    05/01/19       2,480        2,480,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                                         PRINCIPAL
                                                                                   INTEREST   MATURITY    AMOUNT
                                                                                     RATE       DATE       (000)          VALUE
                                                                                   --------   --------   ---------   --------------
WASHINGTON-(CONTINUED)
   Seattle (City of) Housing Authority (Pioneer Human Services); Series
      1995, Ref. VRD RB (LOC-U.S. Bank, N.A.)(a)(b)                                  0.31%    12/01/15     $ 1,845   $    1,845,000
   Washington (State of) Higher Education Facilities Authority (Cornish
      College of the Arts); Series 2003 A, VRD RB (LOC-Bank of America,
      N.A.)(a)(b)                                                                    0.40%    12/01/33       1,000        1,000,000
   Washington (State of) Housing Finance Commission (Gonzaga Preparatory
      School, Inc.); Series 2003, VRD Nonprofit RB (LOC-Bank of America,
      N.A.)(a)(b)                                                                    0.40%    09/01/33       1,500        1,500,000
   Washington (State of) Housing Finance Commission (Olympic Heights
      Apartments);  Series 2002, Ref. VRD MFH RB (CEP-Federal National
      Mortgage Association)(b)                                                       0.33%    09/15/20       5,165        5,165,000
   Washington (State of) Housing Finance Commission (Seattle Country Day
      School); Series 2006, VRD Non-Profit RB (LOC-Bank of America,
      N.A.)(a)(b)                                                                    0.44%    07/01/32       1,100        1,100,000
   Washington (State of) Housing Finance Commission (Valley View Apartments);
      Series 2002, Ref. VRD MFH RB (CEP-Federal National Mortgage
      Association)(b)                                                                0.33%    09/15/20       2,880        2,880,000
   Washington (State of) Housing Finance Commission (YMCA of
      Columbia-Willamette); Series 1999, VRD Non-Profit RB (LOC-U.S. Bank,
      N.A.)(a)(b)                                                                    0.35%    08/01/24       2,600        2,600,000
                                                                                                                     --------------
                                                                                                                         29,224,939
                                                                                                                     --------------
WISCONSIN-2.79%
   Marathon (County of); Series 2009 A, Unlimited Tax Promissory GO                  2.50%    12/01/09       2,835        2,859,821
   Milwaukee (City of) Redevelopment Authority (University of
      Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S.
      Bank, N.A.)(a)(b)                                                              0.39%    09/01/40       6,375        6,375,000
   Milwaukee (City of); Series 2005 V-8, VRD Unlimited Tax Corporate
      Purpose GO(b)                                                                  0.35%    02/01/25      20,200       20,200,000
   Wisconsin (State of) Health & Educational Facilities Authority (Beloit
      Memorial Hospital, Inc.); Series 2006 B, VRD RB (LOC-JPMorgan Chase
      Bank, N.A)(a)(b)                                                               0.25%    04/01/36       2,300        2,300,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan
      Chase Bank, N.A.)(a)(b)                                                        0.35%    06/01/37       6,900        6,900,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB
      (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                                          0.41%    05/01/39       4,000        4,000,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A,
      VRD RB (LOC-U.S. Bank, N.A.)(a)(b)                                             0.27%    04/01/35       5,000        5,000,000
   Wisconsin (State of) Health & Educational Facilities Authority (Grace
      Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank,
      N.A.)(a)(b)                                                                    0.37%    06/01/25       2,110        2,110,000
   Wisconsin (State of) Health & Educational Facilities Authority (Indian
      Community School of Milwaukee, Inc.); Series 2006, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                                          0.35%    12/01/36       7,000        7,000,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB
      (LOC-JPMorgan Chase Bank, N.A.)(a)(b)                                          0.39%    02/01/39       4,145        4,145,000
                                                                                                                     --------------
                                                                                                                         60,889,821
                                                                                                                     --------------
WYOMING-0.09%
   Sweetwater (County of) (Pacificorp); Series 1988 B, Ref. VRD Customized
      Purchase PCR (LOC-Barclays Bank PLC)(a)(b)(e)                                  0.30%    01/01/14       2,000        2,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS(i)(j)-98.06% (Cost $2,142,260,812)                                                                  2,142,260,812
                                                                                                                     --------------
OTHER ASSETS LESS LIABILITIES-1.94%                                                                                      42,275,562
                                                                                                                     --------------
NET ASSETS-100.00%                                                                                                   $2,184,536,374
                                                                                                                     ==============

Investment Abbreviations:

BAN     -- Bond Anticipation Note

CEP     -- Credit Enhancement Provider

COP     -- Certificates of Participation

Ctfs.   -- Certificates

GO      -- General Obligation Bonds

Gtd.    -- Guaranteed

IDR     -- Industrial Development Revenue Bonds

LOC     -- Letter of Credit

MERLOT  -- Municipal Exempt Receipts Liquidity Option Tender

MFH     -- Multi-Family Housing

PCR     -- Pollution Control Revenue Bonds

PUTTERs -- Putable Tax-Exempt Receipts

RB      -- Revenue Bonds

Ref.    -- Refunding

RN      -- Revenue Notes

Sr.     -- Senior

Sub.    -- Subordinated

TAN     -- Tax Anticipation Notes

TRAN    -- Tax and Revenue Anticipation Notes

VRD     -- Variable Rate Demand

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

Notes to Schedule of Investments:

(a) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(b) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2009.

(c) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2009 was $212,375,000, which represented 9.72% of the Fund's Net Assets.

(e) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(f)  Secured by an escrow fund of U.S. government obligations.

(g) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)  Advance refunded.

(i)  Also represents cost for federal income tax purposes.

(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                Percentage
--------                                ----------
JPMorgan Chase Bank, N.A.                  11.0%
Bank of America, N.A.                       8.5
Branch Banking & Trust Co.                  8.5
Wells Fargo Bank, N.A.                      7.2
Federal National Mortgage Association       7.1
PNC Bank, N.A.                              6.5

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2009
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. TREASURY GUARANTEE PROGRAM - The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the "Treasury Department') Temporary Guarantee Program for Money Market Funds (the "Program") as extended except as noted below. Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds' Board approved Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio to participate in the final extension of the Program through September 18, 2009.

SHORT-TERM INVESTMENTS TRUST

E. OTHER RISKS - Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

          The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

          The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

F. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The repurchase amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

SHORT-TERM INVESTMENTS TRUST

NOTE 2 -- ADDITIONAL VALUATION INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

     Level 1 - Prices are determined using quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, May 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                  INVESTMENTS IN SECURITIES
                                    -----------------------------------------------------
FUND NAME                           Level 1       Level 2       Level 3        TOTAL
---------                           -------   ---------------   -------   ---------------
Liquid Assets Portfolio               $--     $28,679,065,395     $--     $28,679,065,395
STIC Prime Portfolio                   --       6,391,716,767      --       6,391,716,767
Treasury Portfolio                     --      23,018,246,715      --      23,018,246,715
Government & Agency Portfolio          --      17,565,940,317      --      17,565,940,317
Government TaxAdvantage Portfolio      --         372,079,680      --         372,079,680
Tax-Free Cash Reserve Portfolio        --       2,142,260,812      --       2,142,260,812

Item 2. Controls and Procedures.

     (a) As of June 15, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 15, 2009, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By: /s/ Karen Dunn Kelly
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 30, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Karen Dunn Kelly
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: July 30, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: July 30, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.